UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2011 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (37.7%)
Agency Adjustable Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
IO REMIC
5.95%, 7/15/37	$164	$24
Federal National Mortgage Association,
Conventional Pools:
2.48%, 5/1/35	66	70
		94
Agency Bond - Banking (FDIC Guaranteed) (1.0%)
Ally Financial, Inc.
2.20%, 12/19/12	450	462

Agency Fixed Rate Mortgages (9.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
5.00%, 10/1/35	370	395
6.00%, 12/1/37 — 2/1/38	431	474
7.50%, 5/1/35	18	21
8.00%, 8/1/32	18	21
8.50%, 8/1/31	19	23
Federal National Mortgage Association,
Conventional Pools:
5.00%, 9/1/39	149	159
5.50%, 11/1/35 — 8/1/38	619	674
6.00%, 1/1/38	108	118
6.50%, 2/1/39	159	180
7.50%, 8/1/37	35	41
8.00%, 4/1/33	18	21
8.50%, 10/1/32	18	21
July TBA:
4.50%, 7/25/41 (a)	1,225	1,268
Government National Mortgage Association,
July TBA:
3.50%, 7/25/41 (a)	185	180
4.00%, 7/25/41 (a)	525	535
Various Pools:
4.50%, 4/15/39 — 5/15/40	506	534
		4,665
Asset-Backed Securities (0.9%)
FUEL Trust
4.21%, 10/15/22 (b)	200	201
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	50	50
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	94	98
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	75	75
		424
Collateralized Mortgage Obligations - Agency Collateral Series (2.6%)
Federal Home Loan Mortgage Corporation,
REMIC
22.14%, 5/15/41 (c) (n)	122	135

	Face
	Amount	Value
	(000)	(000)
IO
0.84%, 1/25/21 (c)	$700	$31
IO REMIC
5.00%, 12/15/20	198	21
5.78%, 6/15/40 (c)	199	30
6.28%, 6/15/40 (c)	692	133
Federal National Mortgage Association,
IO
6.20%, 9/25/20 (c)	447	103
IO REMIC
5.00%, 8/25/37	119	13
5.71%, 7/25/41 (c)	700	87
6.51%, 2/25/24 (c)	143	16
Government National Mortgage Association,
IO
6.36%, 12/20/40	2,007	364
IO REMIC
0.85%, 8/20/58 (c)	786	25
4.50%, 6/20/39	199	44
5.25%, 6/20/41 (c)	300	46
6.06%, 10/20/37 (c)	270	28
6.39%, 6/20/40 (c)	141	25
6.41%, 9/20/40 (c)	195	38
6.41%, 4/16/41 (c)	346	81
6.48%, 4/16/41 (c)	292	49
		1,269
Commercial Mortgage Backed Securities (1.4%)
Banc of America Commercial Mortgage, Inc.
5.83%, 4/10/49 (c)	50	47
Bear Stearns Commercial Mortgage Securities
5.36%, 2/11/44	40	38
Citigroup Commercial Mortgage Trust,
5.82%, 12/10/49 (c)(d)	50	55
5.89%, 12/10/49 (c)(d)	85	83
Greenwich Capital Commercial Funding Corp.,
5.48%, 3/10/39	85	83
5.87%, 12/10/49 (c)	130	119
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.39%, 7/15/46 (b)	100	98
5.93%, 2/12/49 (c)	45	44
6.10%, 2/12/51 (c)	35	35
6.26%, 2/15/51 (c)	45	44
LB-UBS Commercial Mortgage Trust
6.37%, 9/15/45 (c)	50	49
		695
Corporate Bonds (10.4%)
Finance (5.8%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	100	102
American International Group, Inc.
6.40%, 12/15/20	50	54
Bank of America Corp.,
5.63%, 7/1/20	15	16

	Face
	Amount	Value
	(000)	(000)
5.65%, 5/1/18	$115	$121
BBVA US Senior SAU
3.25%, 5/16/14	100	99
BNP Paribas SA
5.00%, 1/15/21 (e)	55	55
Brandywine Operating Partnership
4.95%, 4/15/18	50	51
Citigroup, Inc.,
8.50%, 5/22/19 (d)	5	6
6.13%, 5/15/18 (d)	100	110
CNA Financial Corp.
5.75%, 8/15/21	45	47
Credit Agricole SA
3.50%, 4/13/15 (b)	100	100
Credit Suisse AG
5.40%, 1/14/20	85	86
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	25	25
Digital Realty Trust LP
5.25%, 3/15/21	50	50
General Electric Capital Corp.
6.00%, 8/7/19	25	28
General Electric Capital Corp.,
5.88%, 1/14/38	100	102
Genworth Financial, Inc.
7.20%, 2/15/21	30	30
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	115	125
7.50%, 2/15/19	25	29
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	25	26
HCP, Inc.
5.63%, 5/1/17	50	54
Health Care REIT, Inc.
6.13%, 4/15/20	25	27
HSBC Holdings PLC
5.10%, 4/5/21	175	180
JPMorgan Chase & Co.,
3.15%, 7/5/16	60	60
4.95%, 3/25/20	25	26
6.30%, 4/23/19	55	62
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	100	100
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	25	25
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	25	25
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	40	44
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	20	20
Nationwide Financial Services
5.38%, 3/25/21 (b)	25	25
Pacific LifeCorp
6.00%, 2/10/20 (b)	25	27

	Face
	Amount	Value
	(000)	(000)
Regions Financial Corp.
5.75%, 6/15/15	$20	$20
Reinsurance Group of America, Inc.
6.45%, 11/15/19	50	54
Santander Holdings USA, Inc.
4.63%, 4/19/16	10	10
SLM Corp.,
MTN
6.25%, 1/25/16	35	36
Standard Chartered PLC
3.85%, 4/27/15 (b)	100	104
UnitedHealth Group, Inc.
6.63%, 11/15/37	90	100
US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	250	255
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	50	49
WEA Finance LLC
4.63%, 5/10/21 (b)	50	49
Wells Fargo & Co.,
3.68%, 6/15/16	30	31
5.63%, 12/11/17	55	61
Wells Operating Partnership II LP
5.88%, 4/1/18 (b)	50	52
Willis Group Holdings PLC
4.13%, 3/15/16	45	46
		2,804
Industrials (4.0%)
ArcelorMittal
9.85%, 6/1/19	25	32
AT&T, Inc.
6.30%, 1/15/38	50	53
Best Buy Co., Inc.
3.75%, 3/15/16	45	45
Boston Scientific Corp.
6.00%, 1/15/20	60	65
CF Industries, Inc.
6.88%, 5/1/18	65	74
Comcast Corp.
5.70%, 5/15/18	30	34
CVS Caremark Corp.
6.60%, 3/15/19	80	93
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	50	57
Delhaize Group SA
5.70%, 10/1/40	92	86
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
5.88%, 10/1/19	35	39
DISH DBS Corp.
7.13%, 2/1/16	35	37
Frontier Communications Corp.
8.50%, 4/15/20	30	33
Georgia-Pacific LLC
5.40%, 11/1/20 (b)	80	82

	Face
	Amount	Value
	(000)	(000)
Gilead Sciences, Inc.
4.50%, 4/1/21	$45	$45
Hess Corp.
6.00%, 1/15/40	35	36
Home Depot, Inc.
5.88%, 12/16/36	30	31
JC Penney Co., Inc.
5.65%, 6/1/20	10	10
JC Penney Corp., Inc.
6.38%, 10/15/36	28	25
Kohl’s Corp.
6.88%, 12/15/37	30	35
Kraft Foods, Inc.
7.00%, 8/11/37	80	94
Lafarge SA
5.85%, 7/9/15 (b)	80	86
NBC Universal Media LLC
5.15%, 4/30/20 (b)	55	58
News America, Inc.
7.85%, 3/1/39	60	72
Omnicom Group, Inc.
4.45%, 8/15/20	25	25
Petrobras International Finance Co.
5.75%, 1/20/20	90	96
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	40	41
QEP Resources, Inc.
6.88%, 3/1/21	15	16
Quest Diagnostics, Inc.
6.95%, 7/1/37	10	11
Qwest Corp.
6.50%, 6/1/17	30	33
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	25	33
Southern Copper Corp.,
5.38%, 4/16/20	5	5
6.75%, 4/16/40	15	15
Teck Resources, Ltd.
4.75%, 1/15/22	75	75
Telecom Italia Capital SA
7.18%, 6/18/19	30	33
Telstra Corp. Ltd.
4.80%, 10/12/21 (b)	60	60
Time Warner Cable, Inc.
8.25%, 4/1/19	25	31
Verisk Analytics, Inc.
5.80%, 5/1/21	80	85
Verizon Communications, Inc.
8.95%, 3/1/39	45	64
Wyndham Worldwide Corp.
5.63%, 3/1/21	50	50
		1,895
Utilities (0.6%)
EDF SA
4.60%, 1/27/20 (b)	25	26

	Face
	Amount	Value
	(000)	(000)
Energy Transfer Partners LP
9.00%, 4/15/19	$25	$31
Enterprise Products Operating LLC
5.20%, 9/1/20	50	53
EQT Corp.
8.13%, 6/1/19	25	30
Exelon Generation Co. LLC
6.25%, 10/1/39	75	76
FirstEnergy Solutions Corp.
6.05%, 8/15/21	40	43
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/1/19	30	38
		297
		4,996
Mortgages - Other (2.9%)
American Home Mortgage Investment Trust
0.37%, 12/25/46 (c)	135	82
Banc of America Alternative Loan Trust,
5.25%, 1/25/21	93	89
5.86%, 10/25/36 (c)	70	49
5.91%, 10/25/36 (c)	100	71
6.00%, 4/25/36	82	78
Banc of America Funding Corp.
0.56%, 8/25/36 (c)	43	39
Chase Mortgage Finance Corp.
6.00%, 11/25/36	79	68
Chaseflex Trust
6.00%, 2/25/37	74	52
Countrywide Alternative Loan Trust
0.54%, 9/25/35 (c)	81	52
Countrywide Home Loan Mortgage Pass Through Trust
0.49%, 4/25/46 (c)	138	41
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	58	54
6.25%, 8/25/36	43	34
GMAC Mortgage Corp. Loan Trust
4.25%, 7/25/40 (b)	17	17
GSR Mortgage Loan Trust,
5.75%, 1/25/37	75	69
6.00%, 2/25/36	48	46
JP Morgan Mortgage Trust,
6.00%, 6/25/37	36	32
6.25%, 7/25/36	77	75
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	90	85
6.50%, 9/25/37	94	75
Luminent Mortgage Trust
0.33%, 1/25/37 (c)	141	89
Residential Accredit Loans, Inc.
0.69%, 3/25/35 (c)	60	39
Structured Asset Mortgage Investments, Inc.
0.42%, 8/25/36 (c)	117	34
WaMu Mortgage Pass Through Certificates,
1.05%, 5/25/47 (c)	130	87

	Face
	Amount		Value
	(000)		(000)
1.26%, 7/25/46 (c)	$100		$63
Wells Fargo Mortgage Backed Securities Trust
2.77%, 4/25/36 (c)	—	@	—	@
			1,420
Municipal Bonds (0.4%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	20		20
City of Chicago
6.40%, 1/1/40	10		10
City of New York,
Series G-1
5.97%, 3/1/36	15		16
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	50		52
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	20		20
6.66%, 4/1/57	30		28
New York City Transitional Finance Authority
5.27%, 5/1/27	15		16
State of California, General Obligation Bonds
5.95%, 4/1/16	40		45
			207
Sovereign (0.2%)
Ireland Government Bond
5.40%, 3/13/25	42		38
Mexican Bonos
8.00%, 6/11/20	780		71
			109
U.S. Agency Securities (1.3%)
Federal Home Loan Mortgage Corporation
2.50%, 1/7/14	400		418
Federal National Mortgage Association
5.38%, 6/12/17	170		198
			616
U.S. Treasury Securities (6.7%)
U.S. Treasury Bonds,
3.50%, 2/15/39	110		95
4.38%, 11/15/39	190		190
4.63%, 2/15/40	120		125
6.50%, 11/15/26 (e)	300		392
7.50%, 11/15/24	510		718
U.S. Treasury Notes,
0.63%, 2/28/13	530		532
1.25%, 8/31/15 (e)	610		607
3.00%, 8/31/16 (e)	80		85
3.00%, 9/30/16	150		159
3.25%, 12/31/16	155		165

	Face
	Amount	Value
	(000)	(000)
3.63%, 8/15/19	$165	$176
		3,244
Total Fixed Income Securities (Cost $17,809)		18,201

	Shares
Common Stocks (50.3%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.	548	39
Boeing Co. (The)	895	66
General Dynamics Corp.	740	55
Goodrich Corp.	178	17
Honeywell International, Inc.	2,417	144
Huntington Ingalls Industries, Inc. (e)(f)	53	2
ITT Corp.	594	35
L-3 Communications Holdings, Inc.	200	18
Lockheed Martin Corp. (e)	362	29
Northrop Grumman Corp.	322	22
Precision Castparts Corp.	452	75
Raytheon Co.	1,218	61
Rockwell Collins, Inc. (e)	475	29
Textron, Inc. (e)	500	12
United Technologies Corp.	2,465	218
		822
Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc. (e)	100	8
FedEx Corp.	200	19
United Parcel Service, Inc., Class B	1,100	80
		107
Airlines (0.0%)
Southwest Airlines Co.	200	2

Auto Components (0.2%)
BorgWarner, Inc. (f)	735	59
Johnson Controls, Inc.	1,048	44
		103
Automobiles (0.3%)
Ford Motor Co. (e)(f)	9,577	132
Harley-Davidson, Inc.	277	11
		143
Beverages (1.1%)
Brown-Forman Corp., Class B	119	9
Coca-Cola Co. (The)	3,252	219
Coca-Cola Enterprises, Inc.	577	17
Constellation Brands, Inc. (f)	500	10
Molson Coors Brewing Co.	500	22

		Value
	Shares	(000)
PepsiCo, Inc.	3,515	$248
		525
Biotechnology (0.5%)
Amgen, Inc. (f)	1,920	112
Biogen Idec, Inc. (f)	365	39
Celgene Corp. (f)	632	38
Gilead Sciences, Inc. (f)	1,214	50
Human Genome Sciences, Inc. (f)	449	11
Vertex Pharmaceuticals, Inc. (f)	188	10
		260
Capital Markets (1.0%)
Ameriprise Financial, Inc.	100	6
Bank of New York Mellon Corp. (The)	2,614	67
Charles Schwab Corp. (The)	747	12
Franklin Resources, Inc.	391	51
Goldman Sachs Group, Inc. (The)	1,522	203
Invesco Ltd.	500	12
Janus Capital Group, Inc.	200	2
Legg Mason, Inc.	342	11
Northern Trust Corp.	130	6
State Street Corp.	2,753	124
		494
Chemicals (1.0%)
Air Products & Chemicals, Inc.	191	18
Airgas, Inc.	119	8
CF Industries Holdings, Inc.	395	56
Dow Chemical Co. (The)	913	33
Ecolab, Inc.	458	26
EI du Pont de Nemours & Co.	2,439	132
FMC Corp.	119	10
International Flavors & Fragrances, Inc.	119	8
Monsanto Co.	777	56
PPG Industries, Inc.	411	37
Praxair, Inc.	577	63
Sherwin-Williams Co. (The)	119	10
Sigma-Aldrich Corp.	239	18
		475
Commercial Banks (1.2%)
BB&T Corp.	1,277	34
Comerica, Inc. (e)	300	10
Fifth Third Bancorp	1,711	22
First Republic Bank (e)(f)	1,474	48
Huntington Bancshares, Inc.	1,300	8
KeyCorp	1,156	10
M&T Bank Corp.	174	15
Marshall & Ilsley Corp. (e)	900	7
PNC Financial Services Group, Inc.	903	54
Regions Financial Corp.	2,132	13
SunTrust Banks, Inc.	1,008	26
US Bancorp	3,552	91
Wells Fargo & Co.	7,946	223

		Value
	Shares	(000)
Zions BanCorp.	300	$7
		568
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	234	9
Cintas Corp.	287	9
Iron Mountain, Inc.	206	7
Pitney Bowes, Inc. (e)	429	10
Republic Services, Inc.	646	20
RR Donnelley & Sons Co.	458	9
Stericycle, Inc. (e)(f)	119	11
Waste Management, Inc. (e)	1,309	49
		124
Communications Equipment (0.8%)
Cisco Systems, Inc.	9,478	148
Juniper Networks, Inc. (f)	1,028	32
Motorola Mobility Holdings, Inc. (e)(f)	410	9
Motorola Solutions, Inc. (f)	468	22
Qualcomm, Inc.	2,900	165
		376
Computers & Peripherals (2.2%)
Apple, Inc. (f)	1,641	551
Dell, Inc. (f)	2,624	44
EMC Corp. (e)(f)	3,830	105
Hewlett-Packard Co.	4,101	149
Lexmark International, Inc. (f)	100	3
NetApp, Inc. (e)(f)	716	38
SanDisk Corp. (f)	3,432	142
Western Digital Corp. (f)	1,478	54
		1,086
Construction & Engineering (0.3%)
Foster Wheeler AG (f)	1,581	48
Jacobs Engineering Group, Inc. (f)	300	13
URS Corp. (f)	1,483	66
		127
Consumer Finance (0.3%)
American Express Co.	1,130	58
Capital One Financial Corp.	1,083	56
Discover Financial Services	1,293	35
SLM Corp.	444	7
		156
Containers & Packaging (0.1%)
Ball Corp.	239	9
Sealed Air Corp.	1,825	44
		53
Distributors (0.1%)
Genuine Parts Co. (e)	1,243	68

		Value
	Shares	(000)
Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (f)	358	$16
DeVry, Inc.	119	7
H&R Block, Inc. (e)	1,216	19
		42
Diversified Financial Services (2.0%)
Bank of America Corp.	21,746	238
Citigroup, Inc. (g)	6,096	254
CME Group, Inc.	138	40
JPMorgan Chase & Co.	9,495	389
Leucadia National Corp. (e)	123	4
Moody’s Corp. (e)	109	4
NASDAQ OMX Group, Inc. (The) (f)	136	4
NYSE Euronext	331	11
		944
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	4,992	157
CenturyLink, Inc.	695	28
Frontier Communications Corp. (e)	1,218	10
Verizon Communications, Inc.	3,521	131
		326
Electric Utilities (0.3%)
American Electric Power Co., Inc.	369	14
Duke Energy Corp. (e)	815	15
Edison International	335	13
Exelon Corp.	280	12
FirstEnergy Corp.	195	9
NextEra Energy, Inc.	335	19
Pepco Holdings, Inc. (e)	85	2
PPL Corp.	335	9
Progress Energy, Inc.	205	10
Southern Co.	1,142	46
		149
Electrical Equipment (0.2%)
Emerson Electric Co.	2,082	117

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	385	21
Arrow Electronics, Inc. (f)	1,469	61
Corning, Inc.	6,021	109
Jabil Circuit, Inc.	300	6
Molex, Inc. (e)	164	4
		201
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	939	68
Cameron International Corp. (f)	831	42
Diamond Offshore Drilling, Inc. (e)	239	17
FMC Technologies, Inc. (f)	954	43
Halliburton Co.	2,244	114
National Oilwell Varco, Inc.	1,435	112

		Value
	Shares	(000)
Noble Corp.	596	$24
Schlumberger Ltd.	4,522	391
Tidewater, Inc.	994	53
		864
Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	895	73
CVS Caremark Corp.	2,973	112
Kroger Co. (The)	1,172	29
Safeway, Inc. (e)	1,172	27
Sysco Corp.	1,664	52
Wal-Mart Stores, Inc.	4,587	244
Walgreen Co.	758	32
Whole Foods Market, Inc.	1,205	76
		645
Food Products (1.2%)
Archer-Daniels-Midland Co.	1,516	46
Campbell Soup Co. (e)	400	14
ConAgra Foods, Inc.	3,362	87
General Mills, Inc.	1,401	52
H.J. Heinz Co.	843	45
Hershey Co. (The)	300	17
JM Smucker Co. (The)	323	25
Kellogg Co.	662	36
Kraft Foods, Inc., Class A	3,524	124
Mead Johnson Nutrition Co.	339	23
Sara Lee Corp.	878	17
Smithfield Foods, Inc. (f)	2,834	62
Tyson Foods, Inc., Class A	1,000	19
		567
Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	1,365	82
Becton Dickinson and Co.	561	48
Boston Scientific Corp. (f)	4,722	33
Covidien PLC	326	17
CR Bard, Inc. (e)	239	26
DENTSPLY International, Inc.	240	9
Intuitive Surgical, Inc. (e)(f)	127	47
Medtronic, Inc.	1,806	70
St. Jude Medical, Inc.	681	33
Stryker Corp.	921	54
Varian Medical Systems, Inc. (f)	358	25
Zimmer Holdings, Inc. (f)	585	37
		481
Health Care Providers & Services (1.5%)
Aetna, Inc.	719	32
AmerisourceBergen Corp.	1,058	44
Cardinal Health, Inc.	852	39
CIGNA Corp.	665	34
Community Health Systems, Inc. (f)	505	13
Coventry Health Care, Inc. (f)	2,428	88
DaVita, Inc. (f)	239	21
Express Scripts, Inc. (f)	1,059	57

	Shares	Value (000)
Laboratory Corp. of America Holdings (e)(f)	283	$27
McKesson Corp.	565	47
Medco Health Solutions, Inc. (f)	760	43
Omnicare, Inc.	1,918	61
Patterson Cos., Inc.	358	12
Quest Diagnostics, Inc.	239	14
Tenet Healthcare Corp. (f)	1,432	9
UnitedHealth Group, Inc.	1,219	63
Universal Health Services, Inc., Class B	1,422	73
WellPoint, Inc.	696	55
		732
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (f)	281	5
Cerner Corp. (e)(f)	392	24
		29
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	853	32
Darden Restaurants, Inc.	238	12
International Game Technology	1,296	23
Marriott International, Inc., Class A (e)	318	11
McDonald’s Corp.	1,386	117
Starbucks Corp.	1,112	44
Starwood Hotels & Resorts Worldwide, Inc.	275	15
Wyndham Worldwide Corp.	477	16
Wynn Resorts Ltd.	119	17
Yum! Brands, Inc. (f)	1,480	82
		369
Household Durables (0.1%)
Harman International Industries, Inc.	239	11
Toll Brothers, Inc. (e)(f)	2,634	54
		65
Household Products (1.3%)
Colgate-Palmolive Co.	1,213	106
Kimberly-Clark Corp.	1,064	71
Procter & Gamble Co. (The)	6,899	438
		615
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (f)	704	9
Constellation Energy Group, Inc.	58	2
NRG Energy, Inc. (e)(f)	1,611	40
		51
Industrial Conglomerates (1.0%)
3M Co.	1,185	112
General Electric Co.	15,099	285
Tyco International Ltd.	1,465	73
		470

	Shares	Value (000)
Information Technology Services (1.6%)
Automatic Data Processing, Inc.	1,311	$69
Cognizant Technology Solutions Corp., Class A (f)	631	46
Fidelity National Information Services, Inc.	100	3
International Business Machines Corp.	2,777	476
Mastercard, Inc., Class A	202	61
Paychex, Inc.	450	14
Visa, Inc., Class A	743	63
Western Union Co. (The)	1,690	34
		766
Insurance (1.8%)
Aflac, Inc.	1,053	49
Allstate Corp. (The)	1,189	36
AON Corp.	480	25
Assurant, Inc.	1,061	38
Berkshire Hathaway, Inc., Class B (f)	1,389	107
Chubb Corp.	1,527	96
Fidelity National Financial, Inc.	2,492	39
Hartford Financial Services Group, Inc. (e)	685	18
Lincoln National Corp.	1,393	40
Loews Corp.	1,037	44
Marsh & McLennan Cos., Inc.	1,037	32
MetLife, Inc.	1,693	74
PartnerRe Ltd.	552	38
Principal Financial Group, Inc.	1,290	39
Progressive Corp. (The)	913	20
Prudential Financial, Inc.	1,222	78
Travelers Cos., Inc. (The)	885	52
Unum Group	2,100	53
		878
Internet & Catalog Retail (0.2%)
Amazon.com, Inc. (f)	367	75
Expedia, Inc.	403	12
Priceline.com, Inc. (e)(f)	27	14
		101
Internet Software & Services (0.8%)
eBay, Inc. (f)	2,017	65
Google, Inc., Class A (f)	494	250
Yahoo!, Inc. (f)	5,857	88
		403
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	358	16
Mattel, Inc.	477	13
		29
Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc. (f)	10	1
Life Technologies Corp. (f)	477	25

	Shares	Value (000)
Thermo Fisher Scientific, Inc. (f)	1,550	$99
		125
Machinery (1.3%)
AGCO Corp. (f)	993	49
Caterpillar, Inc.	2,495	266
Cummins, Inc.	525	54
Danaher Corp.	1,111	59
Deere & Co.	750	62
Eaton Corp.	400	20
Illinois Tool Works, Inc.	1,889	107
PACCAR, Inc. (e)	355	18
Stanley Black & Decker, Inc.	239	17
		652
Media (1.6%)
Cablevision Systems Corp.	477	17
CBS Corp., Class B	968	28
Comcast Corp., Class A	5,246	133
DIRECTV, Class A (f)	1,612	82
Discovery Communications, Inc. (f)	477	19
Gannett Co., Inc. (e)	600	9
Interpublic Group of Cos., Inc. (The)	835	10
McGraw-Hill Cos., Inc. (The)	565	24
News Corp., Class A	3,752	66
Omnicom Group, Inc. (e)	537	26
Scripps Networks Interactive, Inc., Class A	100	5
Time Warner Cable, Inc.	687	54
Time Warner, Inc.	2,687	98
Viacom, Inc., Class B	1,127	57
Walt Disney Co. (The)	3,146	123
		751
Metals & Mining (0.9%)
Alcoa, Inc.	5,068	80
Cliffs Natural Resources, Inc. (e)	339	31
Commercial Metals Co.	3,786	54
Freeport-McMoRan Copper & Gold, Inc.	2,119	112
Molycorp, Inc. (e)(f)	767	47
Newmont Mining Corp.	1,035	56
Nucor Corp.	287	12
Steel Dynamics, Inc.	2,492	41
United States Steel Corp. (e)	100	5
		438
Multi-Utilities (0.4%)
CenterPoint Energy, Inc.	1,540	30
Consolidated Edison, Inc.	205	11
Dominion Resources, Inc.	1,079	52
DTE Energy Co.	58	3
Integrys Energy Group, Inc. (e)	781	40
NiSource, Inc. (e)	58	1
PG&E Corp.	335	14
Public Service Enterprise Group, Inc.	369	12
Sempra Energy	205	11
Wisconsin Energy Corp. (e)	255	8

	Shares	Value (000)
Xcel Energy, Inc.	369	$9
		191
Multiline Retail (0.5%)
Dollar General Corp. (f)	2,359	80
Family Dollar Stores, Inc.	200	11
JC Penney Co., Inc.	400	14
Kohl’s Corp.	395	20
Macy’s, Inc.	2,704	79
Nordstrom, Inc.	261	12
Sears Holdings Corp. (e)(f)	100	7
Target Corp.	904	42
		265
Office Electronics (0.0%)
Xerox Corp.	2,124	22

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	2,000	154
Apache Corp.	916	113
Chesapeake Energy Corp.	3,406	101
Chevron Corp.	2,877	296
ConocoPhillips	2,645	199
Consol Energy, Inc.	1,053	51
Denbury Resources, Inc. (f)	1,651	33
Devon Energy Corp.	1,003	79
El Paso Corp.	1,670	34
EOG Resources, Inc.	615	64
Exxon Mobil Corp.	5,018	408
Hess Corp.	1,010	76
Marathon Oil Corp.	900	47
Murphy Oil Corp.	355	23
Newfield Exploration Co. (f)	477	32
Noble Energy, Inc.	357	32
Occidental Petroleum Corp.	1,760	183
Peabody Energy Corp.	1,953	115
Pioneer Natural Resources Co.	477	43
Southwestern Energy Co. (f)	1,349	58
Spectra Energy Corp.	1,054	29
Valero Energy Corp.	849	22
Williams Cos., Inc. (The)	979	30
		2,222
Paper & Forest Products (0.1%)
International Paper Co.	325	10
MeadWestvaco Corp.	1,442	48
		58
Personal Products (0.1%)
Avon Products, Inc. (e)	1,001	28

Pharmaceuticals (3.6%)
Abbott Laboratories	3,516	185
Allergan, Inc.	1,713	143
Bristol-Myers Squibb Co.	5,244	152
Eli Lilly & Co. (e)	999	37

	Shares	Value (000)
Forest Laboratories, Inc. (f)	492	$19
Hospira, Inc. (f)	1,365	77
Johnson & Johnson	5,487	365
Merck & Co., Inc.	5,809	205
Pfizer, Inc.	18,239	376
Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,092	53
Watson Pharmaceuticals, Inc. (f)	1,510	104
		1,716
Professional Services (0.0%)
Dun & Bradstreet Corp.	119	9
Equifax, Inc.	149	5
		14
Real Estate Investment Trusts (REITs) (0.8%)
AvalonBay Communities, Inc. REIT	239	31
Boston Properties, Inc. REIT (e)	190	20
Equity Residential REIT	736	44
HCP, Inc. REIT	733	27
Health Care, Inc. REIT	117	6
Host Hotels & Resorts, Inc. REIT (e)	958	16
Kimco Realty Corp. REIT	424	8
Plum Creek Timber Co., Inc. REIT (e)	1,893	77
ProLogis, Inc. REIT	44	2
Public Storage REIT	175	20
Simon Property Group, Inc. REIT (e)	733	85
Ventas, Inc. REIT (e)	358	19
Vornado Realty Trust REIT	218	20
Weyerhaeuser Co. (e)	137	3
		378
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A (f)	716	18

Road & Rail (0.6%)
CSX Corp.	2,100	55
Norfolk Southern Corp.	2,065	155
Union Pacific Corp.	700	73
		283
Semiconductors & Semiconductor Equipment (1.2%)
Applied Materials, Inc.	5,216	68
Broadcom Corp., Class A (f)	2,059	69
Intel Corp.	14,455	320
KLA-Tencor Corp.	330	13
LSI Corp. (f)	1,237	9
MEMC Electronic Materials, Inc. (f)	873	8
National Semiconductor Corp.	404	10
NVIDIA Corp. (f)	3,961	63
Texas Instruments, Inc.	937	31
		591
Software (2.1%)
Adobe Systems, Inc. (f)	3,560	112
Citrix Systems, Inc. (f)	462	37

	Shares	Value (000)
Intuit, Inc. (f)	531	$28
Microsoft Corp.	14,304	372
Oracle Corp.	9,185	302
Red Hat, Inc. (f)	1,313	60
Salesforce.com, Inc. (e)(f)	378	56
Symantec Corp. (f)	1,176	23
		990
Specialty Retail (1.0%)
AutoZone, Inc. (f)	27	8
Bed Bath & Beyond, Inc. (f)	468	27
Best Buy Co., Inc. (e)	368	12
CarMax, Inc. (f)	442	15
Gap, Inc. (The)	4,687	85
Home Depot, Inc.	4,213	153
Lowe’s Cos., Inc.	2,194	51
Ltd. Brands, Inc.	212	8
O’Reilly Automotive, Inc. (f)	234	15
Ross Stores, Inc.	34	3
Staples, Inc.	1,221	19
Talbots, Inc. (e)(f)	11,217	37
Tiffany & Co.	34	3
TJX Cos., Inc.	595	31
Urban Outfitters, Inc. (f)	212	6
		473
Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	711	45
NIKE, Inc., Class B	495	45
Polo Ralph Lauren Corp.	119	16
VF Corp.	606	66
		172
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	300	3
People’s United Financial, Inc.	900	12
		15
Tobacco (1.0%)
Altria Group, Inc.	4,166	110
Lorillard, Inc.	300	33
Philip Morris International, Inc.	4,383	293
Reynolds American, Inc.	958	35
		471
Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A (f)	493	26
MetroPCS Communications, Inc. (f)	300	5
Sprint Nextel Corp. (e)(f)	1,482	8
		39
Total Common Stocks (Cost $23,469)		24,245

	Shares	Value (000)
Convertible Preferred Stock (0.3%)
Alternative Energy (0.2%)
Better Place, Inc. (f)(h)(i) (Cost $84)	27,888	$84

Investment Companies (1.3%)
iShares MSCI EMU Index Fund (e)	200	8
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (j)	4,307	116
SPDR Barclays Capital High Yield Bond ETF (e)	5,984	240
Technology Select Sector SPDR Fund (e)	9,300	239
Total Investment Companies (Cost $609)		603

No. of Rights
Right (0.0%)
Pharmaceuticals (0.0%)
Sanofi (France) (e)(f) (Cost $—@)	54	—	@

Shares
Short-Term Investments (19.8%)
Securities held as Collateral on Loaned Securities (4.9%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j)	1,918,246	1,918

	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $27; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $28)	$27	27
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $435; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $444)	435	435
		462
Total Securities held as Collateral on Loaned Securities (Cost $2,380)		2,380

Shares
Investment Company (12.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j)	5,860,580	5,861

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.8%)
U.S. Treasury Bills,
0.03%, 11/3/11 (k)	$350	$350
0.05%, 9/22/11 (k)(l)(m)	50	50
0.07%, 7/14/11 (e)(k)	930	930
		1,330
Total Short-Term Investments (Cost $9,571)		9,571
Total Investments (109.3%) (Cost $51,542) Including $3,408 of Securities Loaned +		52,704
Liabilities in Excess of Other Assets (-9.3%)		(4,486)
Net Assets (100.0%)		$48,218

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.
(d)

For the nine months ended June 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bonds, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $253,000 and $162,000, respectively, including net realized gains of approximately $25,000.

(e)

The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $3,408,000 and $3,465,000, respectively. The Portfolio received cash collateral of approximately $2,380,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,085,000 was received in the form of Common Stocks and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Non-income producing security.
(g)	For the nine months ended June 30, 2011, there were no transactions in Citigroup, Inc., Common Stock, an affiliate of the Investment Adviser, Administrator and Distributor.
(h)	Security has been deemed illiquid at June 30, 2011.
(i)

At June 30, 2011, the Portfolio held a fair valued security valued at approximately $84,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(k)	Rate shown is the yield to maturity at June 30, 2011.
(l)	All or a portion of the security was pledged as collateral for swap agreements.
(m)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(n)	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2011.
+

At June 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $51,542,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,162,000 of which approximately $2,155,000 related to appreciated securities and approximately $993,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
MTN	Medium Term Note.

REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	USD	482	$482	7/14/11	CAD	467	$484	$2
Deutsche Bank AG London	EUR	32	47	7/14/11	USD	47	47	(—	)@
JPMorgan Chase Bank	NOK	394	73	7/14/11	USD	73	73	—	@
JPMorgan Chase Bank	SEK	426	67	7/14/11	USD	67	67	(—	)@
JPMorgan Chase Bank	USD	1,246	1,246	7/14/11	CNY	8,071	1,249	3
Mellon Bank	SGD	154	126	7/14/11	USD	126	126	(—	)@
Mellon Bank	USD	97	97	7/14/11	SGD	121	98	1
Royal Bank of Scotland	USD	97	97	7/14/11	MXN	1,141	97	—	@
UBS AG	AUD	470	503	7/14/11	USD	500	500	(3)
UBS AG	BRL	80	51	7/14/11	USD	50	50	(1)
UBS AG	CAD	232	240	7/14/11	USD	239	239	(1)
UBS AG	EUR	213	309	7/14/11	USD	304	304	(5)
UBS AG	GBP	303	486	7/14/11	USD	496	496	10
UBS AG	NZD	310	257	7/14/11	USD	254	254	(3)
UBS AG	USD	493	493	7/14/11	AUD	468	501	8
UBS AG	USD	94	94	7/14/11	CHF	79	94	—	@
UBS AG	USD	53	53	7/14/11	JPY	4,260	53	(—	)@
UBS AG	USD	157	157	7/14/11	KRW	170,922	160	3
UBS AG	USD	106	106	7/14/11	MXN	1,251	107	1
UBS AG	USD	228	228	7/14/11	SGD	281	228	—	@
Bank of America NA	JPY	3,600	44	7/15/11	USD	44	44	(—	)@
Bank of America NA	USD	72	72	7/15/11	KRW	78,160	73	1
Bank of America NA	USD	73	73	7/15/11	SGD	90	73	—	@
UBS AG	CHF	83	99	7/15/11	USD	99	99	—	@
UBS AG	EUR	34	49	7/15/11	USD	49	49	(—	)@
UBS AG	JPY	3,700	45	7/15/11	USD	45	45	(—	)@
UBS AG	USD	73	73	7/15/11	CLP	34,100	73	(—	)@
UBS AG	USD	94	94	7/15/11	NOK	510	94	—	@
UBS AG	USD	94	94	7/15/11	SEK	580	92	(2)
			$5,855				$5,869	$14

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
E-mini MSCI Emerging Market Index	4	$231	Sep-11	$5
Hang Seng China ENT Index	3	243	Jul-11	1
NIKKEI 225 Index	4	246	Sep-11	8
S&P 500 E-Mini Index	73	4,802	Sep-11	203
U.S. Treasury 10 yr. Note	1	122	Sep-11	1
U.S. Treasury 5 yr. Note	12	1,430	Sep-11	(3)

Short:
90 Day Euro $	1	(247)	Mar-13	(3)
90 Day Euro $	1	(246)	Jun-13	(3)
90 Day Euro $	1	(245)	Sep-13	(3)
90 Day Euro $	1	(245)	Dec-13	(3)
Euro Stoxx 50 Index	2	(83)	Sep-11	(3)
U.S. Treasury 10 yr. Note	8	(979)	Sep-11	(1)
U.S. Treasury 2 yr. Note	5	(1,097)	Sep-11	1
				$200

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	0.80%	10/28/13		$1,635	$(1)
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	517	3
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15		372	2
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17		$685	(13)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	604	(6)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		435	(3)
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	570	6
Goldman Sachs	6 Month LIBOR	Pay	4.85	4/1/21		215	1
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41		130	(6)
Goldman Sachs	6 Month LIBOR	Receive	4.13	4/1/41		50	(1)
							$(18)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	$235	3 Month LIBOR	Receive	11/15/20	$(10)	$(11)
JPMorgan Chase	341	3 Month LIBOR	Receive	11/15/22	(7)	(26)
						$(37)

@		Face Amount/Value is less than $500.
CDOR —		Canadian Dealer Offered Rate.
LIBOR —		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$94	$—	$94
Agency Bond - Banking (FDIC Guaranteed)	—	462	—	462
Agency Fixed Rate Mortgages	—	4,665	—	4,665
Asset-Backed Securities	—	424	—	424
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,269	—	1,269
Commercial Mortgage Backed Securities	—	695	—	695
Corporate Bonds	—	4,996	—	4,996
Mortgages - Other	—	1,420	—	1,420
Municipal Bonds	—	207	—	207
Sovereign	—	109	—	109
U.S. Agency Securities	—	616	—	616
U.S. Treasury Securities	—	3,244	—	3,244
Total Fixed Income Securities	—	18,201	—	18,201
Common Stocks
Aerospace & Defense	822	—	—	822
Air Freight & Logistics	107	—	—	107
Airlines	2	—	—	2
Auto Components	103	—	—	103
Automobiles	143	—	—	143
Beverages	525	—	—	525
Biotechnology	260	—	—	260
Capital Markets	494	—	—	494
Chemicals	475	—	—	475
Commercial Banks	568	—	—	568
Commercial Services & Supplies	124	—	—	124
Communications Equipment	376	—	—	376
Computers & Peripherals	1,086	—	—	1,086
Construction & Engineering	127	—	—	127
Consumer Finance	156	—	—	156
Containers & Packaging	53	—	—	53
Distributors	68	—	—	68
Diversified Consumer Services	42	—	—	42
Diversified Financial Services	944	—	—	944
Diversified Telecommunication Services	326	—	—	326
Electric Utilities	149	—	—	149
Electrical Equipment	117	—	—	117
Electronic Equipment, Instruments & Components	201	—	—	201
Energy Equipment & Services	864	—	—	864
Food & Staples Retailing	645	—	—	645
Food Products	567	—	—	567
Health Care Equipment & Supplies	481	—	—	481
Health Care Providers & Services	732	—	—	732
Health Care Technology	29	—	—	29
Hotels, Restaurants & Leisure	369	—	—	369
Household Durables	65	—	—	65
Household Products	615	—	—	615
Independent Power Producers & Energy Traders	51	—	—	51
Industrial Conglomerates	470	—	—	470
Information Technology Services	766	—	—	766
Insurance	878	—	—	878
Internet & Catalog Retail	101	—	—	101
Internet Software & Services	403	—	—	403
Leisure Equipment & Products	29	—	—	29
Life Sciences Tools & Services	125	—	—	125
Machinery	652	—	—	652
Media	751	—	—	751
Metals & Mining	438	—	—	438
Multi-Utilities	191	—	—	191
Multiline Retail	265	—	—	265
Office Electronics	22	—	—	22
Oil, Gas & Consumable Fuels	2,222	—	—	2,222
Paper & Forest Products	58	—	—	58
Personal Products	28	—	—	28
Pharmaceuticals	1,716	—	—	1,716
Professional Services	14	—	—	14
Real Estate Investment Trusts (REITs)	378	—	—	378
Real Estate Management & Development	18	—	—	18
Road & Rail	283	—	—	283
Semiconductors & Semiconductor Equipment	591	—	—	591
Software	990	—	—	990
Specialty Retail	473	—	—	473
Textiles, Apparel & Luxury Goods	172	—	—	172
Thrifts & Mortgage Finance	15	—	—	15
Tobacco	471	—	—	471
Wireless Telecommunication Services	39	—	—	39
Total Common Stocks	24,245	—	—	24,245
Convertible Preferred Stock	—	—	84	84
Investment Companies	603	—	—	603
Right	— @	—	—	— @
Short-Term Investments
Investment Company	7,779	—	—	7,779
Repurchase Agreements	—	462	—	462
U.S. Treasury Securities	—	1,330	—	1,330
Total Short-Term Investments	7,779	1,792	—	9,571
Foreign Currency Exchange Contracts	—	29	—	29
Futures Contracts	219	—	—	219
Interest Rate Swap Agreements	—	12	—	12
Total Assets	32,846	20,034	84	52,964
Liabilities:
Foreign Currency Exchange Contracts	—	(15)	—	(15)
Futures Contracts	(19)	—	—	(19)
Interest Rate Swap Agreements	—	(30)	—	(30)
Zero Coupon Swap Agreements	—	(37)	—	(37)
Total Liabilities	(19)	(82)	—	(101)
Total	$32,827	$19,952	$84	$52,863

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$84
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$84

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

@    Face Amount/Value is less than $500.

Limited Access

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (92.5%)
Consumer Discretionary (23.5%)
Chipotle Mexican Grill, Inc. (a)	431,734	$133,056
Ctrip.com International Ltd. ADR (China) (a)	3,821,481	164,629
Dollar Tree, Inc. (a)	1,795,970	119,647
Edenred (France)	8,879,574	270,777
Factset Research Systems, Inc.	1,078,921	110,395
Fastenal Co.	4,489,844	161,590
Lululemon Athletica, Inc. (Canada) (a)	1,185,818	132,598
Morningstar, Inc.	1,618,126	98,350
Naspers Ltd., Class N (South Africa)	2,191,741	124,041
Natura Cosmeticos SA (Brazil)	3,143,228	78,548
NetFlix, Inc. (a)	900,259	236,489
Qualicorp SA (Brazil) (a)	10,545,935	100,685
Wynn Resorts Ltd.	801,911	115,106
		1,845,911
Energy (3.4%)
Range Resources Corp.	2,148,667	119,251
Ultra Petroleum Corp. (a)	3,125,594	143,152
		262,403
Financial Services (6.9%)
Greenhill & Co., Inc.	1,126,274	60,616
IntercontinentalExchange, Inc. (a)	761,216	94,931
Moody’s Corp.	962,815	36,924
MSCI, Inc., Class A (a)	5,318,706	200,409
Verisk Analytics, Inc., Class A (a)	4,291,464	148,571
		541,451
Health Care (15.2%)
Gen-Probe, Inc. (a)	1,816,735	125,627
IDEXX Laboratories, Inc. (a)	1,193,573	92,574
Illumina, Inc. (a)	3,084,489	231,799
Intuitive Surgical, Inc. (a)	531,505	197,778
Ironwood Pharmaceuticals, Inc. (a)(b)	1,331,207	20,927
Ironwood Pharmaceuticals, Inc. (a)	2,284,616	35,914
Mead Johnson Nutrition Co.	2,395,621	161,824
Stericycle, Inc. (a)	1,208,802	107,729
Techne Corp.	1,240,323	103,406
Valeant Pharmaceuticals International, Inc. (Canada)	2,274,593	118,188
		1,195,766
Materials & Processing (8.1%)
Intrepid Potash, Inc. (a)	3,271,304	106,317
Lynas Corp. Ltd. (Australia) (a)	24,394,970	47,097
Martin Marietta Materials, Inc.	932,238	74,551
Molycorp, Inc. (a)	2,731,855	166,807
Rockwood Holdings, Inc. (a)	2,158,277	119,331
Schindler Holding AG (Switzerland)	1,011,349	122,943
		637,046
Producer Durables (11.0%)
C.H. Robinson Worldwide, Inc.	1,234,461	97,325
Covanta Holding Corp.	4,786,755	78,933
Expeditors International of Washington, Inc.	3,149,168	161,206

	Shares	Value (000)
Gartner, Inc. (a)	2,699,050	$108,745
Intertek Group PLC (United Kingdom)	4,255,556	134,761
Leucadia National Corp.	3,548,009	120,987
Nalco Holding Co.	3,031,287	84,300
New Oriental Education & Technology Group, Inc. ADR (China) (a)	704,628	78,721
		864,978
Technology (24.4%)
Akamai Technologies, Inc. (a)	3,489,867	109,826
Alibaba.com Ltd. (China)	33,032,500	52,870
ARM Holdings PLC ADR (United Kingdom)	4,074,787	115,846
Autodesk, Inc. (a)	2,127,742	82,131
Citrix Systems, Inc. (a)	822,097	65,768
First Solar, Inc. (a)	403,707	53,398
IHS, Inc., Class A (a)	1,222,623	101,991
LinkedIn Corp., Class A (a)	1,013,908	91,343
Millicom International Cellular SA SDR (Sweden)	753,213	78,586
Motorola Solutions, Inc. (a)	5,958,485	274,329
NVIDIA Corp. (a)	1,448,380	23,080
Red Hat, Inc. (a)	3,370,397	154,701
Renren, Inc. ADR (China) (a)	4,385,635	38,813
Rovi Corp. (a)	1,161,171	66,605
Salesforce.com, Inc. (a)	1,097,113	163,448
Solera Holdings, Inc.	2,841,614	168,110
Yandex N.V., Class A (Russia) (a)	5,544,607	196,889
Youku.com, Inc. ADR (China) (a)	2,306,054	79,213
		1,916,947
Total Common Stocks (Cost $5,565,462)		7,264,502

Convertible Preferred Stocks (1.5%)
Alternative Energy (0.3%)
Better Place, Inc. (a)(c)(d)	7,507,951	22,524

Computer Technology (1.2%)
Groupon, Inc. Series G (a)(c)(d)	1,498,247	95,888
Total Convertible Preferred Stocks (Cost $69,853)		118,412

Preferred Stocks (0.6%)
Consumer Discretionary (0.6%)
Zynga, Inc. Series C (a)(c)(d) (Cost $47,566)	3,390,490	47,566

Short-Term Investment (5.6%)

Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $435,634)	435,634,363	435,634
Total Investments (100.2%) (Cost $6,118,515) (f) +		7,866,114
Liabilities in Excess of Other Assets (-0.2%)		(14,792)
Net Assets (100.0%)		$7,851,322

(a)	Non-income producing security.
(b)	Super voting rights at a ratio of 10:1.

(c)

At June 30, 2011, the Portfolio held fair valued securities valued at approximately $165,978,000, representing 2.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Security has been deemed illiquid at June 30, 2011.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)

The approximate market value and percentage of net assets, $831,075,000 and 10.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+

At June 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $6,118,515,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,747,599,000 of which approximately $1,934,705,000 related to appreciated securities and approximately $187,106,000 related to depreciated securities.

ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$1,451,093	$394,818	$—	$1,845,911
Energy	262,403	—	—	262,403
Financial Services	541,451	—	—	541,451
Health Care	1,195,766	—	—	1,195,766
Materials & Processing	467,006	170,040	—	637,046
Producer Durables	730,217	134,761	—	864,978
Technology	1,785,491	131,456	—	1,916,947
Total Common Stocks	6,433,427	831,075	—	7,264,502
Convertible Preferred Stocks	—	—	118,412	118,412
Preferred Stocks	—	—	47,566	47,566
Short-Term Investment - Investment Company	435,634	—	—	435,634
Total Assets	$6,869,061	$831,075	$165,978	$7,866,114

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of approximately $752,489,000 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$22,524	$—
Net purchases (sales)	47,329	47,566
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	48,559	—
Realized gains (losses)	—	—
Ending Balance	$118,412	$47,566

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$48,559	$—

Limited Access

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2011 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (100.8%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
IO REMIC
5.95%, 7/15/37	$654	$95
Federal National Mortgage Association,
Conventional Pools:
6.04%, 10/25/40	151	167
		262
Agency Bond - Banking (FDIC Guaranteed) (2.2%)
Ally Financial, Inc.
2.20%, 12/19/12	1,465	1,503
Agency Fixed Rate Mortgages (24.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
5.00%, 10/1/35	1,186	1,265
6.00%, 5/1/37 — 10/1/38	543	599
7.50%, 5/1/35	71	83
8.00%, 8/1/32	36	43
8.50%, 8/1/31	56	68
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	1,243	1,329
5.50%, 4/1/34 — 2/1/38	2,160	2,347
6.00%, 1/1/38 — 10/1/38	463	509
6.50%, 7/1/29 — 2/1/33	468	532
7.00%, 10/1/31 — 12/1/31	3	3
7.50%, 8/1/37	121	142
8.00%, 4/1/33	88	104
8.50%, 10/1/32	89	105
July TBA:
4.50%, 7/25/41 (a)	4,035	4,176
6.00%, 7/25/41 (a)	1,000	1,099
Government National Mortgage Association,
IO REMIC
5.00%, 2/16/41	196	51
July TBA:
3.50%, 7/25/41 (a)	700	679
4.00%, 7/25/41 (a)	755	769
Various Pools:
4.50%, 4/15/39 — 5/15/40	2,460	2,606
		16,509
Asset-Backed Securities (5.7%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	225	232
ARI Fleet Lease Trust
1.64%, 8/15/18 (b)(c)	69	70
Brazos Higher Education Authority
1.10%, 7/25/29 (c)	325	322
CarMax Auto Owner Trust
1.29%, 9/15/15	225	226
CLI Funding LLC
4.50%, 3/18/26 (b)	245	245

	Face
	Amount	Value
	(000)	(000)
Discover Card Master Trust
0.54%, 8/15/16 (c)	$300	$301
Enterprise Fleet Financing LLC
1.43%, 10/20/16 (b)	200	200
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	175	178
FUEL Trust
4.21%, 4/15/16 (b)	200	201
Great America Leasing Receivables
1.69%, 2/15/14 (b)	300	302
Louisiana Public Facilities Authority
1.21%, 4/26/27 (c)	325	320
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	275	274
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (b)	350	352
MMCA Automobile Trust
1.22%, 1/15/15 (b)	225	226
Panhandle-Plains Higher Education Authority, Inc.
1.21%, 7/1/24 (c)	125	124
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	250	250
		3,823
Collateralized Mortgage Obligations - Agency Collateral Series (8.0%)
Federal Home Loan Mortgage Corporation,
3.15%, 2/25/18	225	225
Inv Fl REMIC
22.14%, 5/15/41 (c)	391	433
IO
0.84%, 1/25/21 (c)	2,298	103
5.76%, 6/15/41	3,200	384
IO REMIC
5.00%, 12/15/20	790	85
5.76%, 6/15/41 (c)	7,000	840
5.78%, 6/15/40 (c)	795	122
6.28%, 6/15/40 (c)	2,668	513
IO STRIPS
8.00%, 1/1/28	25	5
Federal National Mortgage Association,
3.76%, 6/25/21	110	108
IO
6.20%, 9/25/20 (c)	1,787	411
IO REMIC
5.71%, 7/25/41 (c)	2,500	310
6.51%, 2/25/24 (c)	621	70
Government National Mortgage Association,
IO
6.64%, 12/20/40	2,389	433
IO REMIC
0.85%, 8/20/58 (c)	3,044	99
4.50%, 6/20/39	698	152
5.25%, 6/20/41 (c)	1,000	155
6.06%, 10/20/37 (c)	1,008	104
6.39%, 6/20/40 (c)	949	167
6.41%, 9/20/40 (c)	781	151

	Face
	Amount	Value
	(000)	(000)
6.41%, 4/16/41 (c)	$1,385	$322
6.48%, 4/16/41 (c)	974	163
		5,355
Commercial Mortgage Backed Securities (4.7%)
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (c)	325	358
Citigroup Commercial Mortgage Trust
5.43%, 10/15/49 (d)	200	217
Commercial Mortgage Pass Through Certificates
6.01%, 12/10/49 (c)	350	385
DBUBS Mortgage Trust,
4.54%, 5/10/21 (b)(c)	350	349
5.00%, 11/10/46 (b)	300	311
5.47%, 11/10/46 (b)(c)	190	197
GS Mortgage Securities Corp. II,
5.36%, 3/10/44 (b)(c)	175	175
5.55%, 4/10/38 (c)	100	109
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.39%, 7/15/46 (b)	350	344
4.72%, 2/16/46 (b)	335	339
WF-RBS Commercial Mortgage Trust
4.87%, 2/15/44 (b)(c)	315	324
		3,108
Corporate Bonds (30.8%)
Finance (15.8%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	65	65
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	140	143
Aegon N.V.
4.63%, 12/1/15	175	186
American International Group, Inc.
6.40%, 12/15/20	200	216
Australia & New Zealand Banking Group Ltd.
4.88%, 1/12/21 (b)	140	142
Banco Bradesco SA
4.13%, 5/16/16 (b)(e)	200	202
Bank of America Corp.
5.75%, 12/1/17	520	554
Barclays Bank PLC,
6.05%, 12/4/17 (b)	100	106
6.75%, 5/22/19	120	135
BBVA US Senior SAU
3.25%, 5/16/14	200	198
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	29
7.25%, 2/1/18	170	202
BNP Paribas SA
5.00%, 1/15/21 (e)	200	201
Boston Properties LP
5.88%, 10/15/19	30	33
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	65	70

	Face
	Amount	Value
	(000)	(000)
7.13%, 6/15/12	$60	$63
Citigroup, Inc.,
6.13%, 11/21/17 — 5/15/18 (f)	195	215
8.50%, 5/22/19 (f)	85	106
5.88%, 5/29/37 (f)	150	149
Credit Agricole SA
3.50%, 4/13/15 (b)	290	291
Credit Suisse
6.00%, 2/15/18	60	65
Credit Suisse AG
5.40%, 1/14/20	135	137
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)(e)	100	101
Digital Realty Trust LP
5.25%, 3/15/21	175	174
Fifth Third Bancorp
3.63%, 1/25/16	70	71
General Electric Capital Corp.,
5.30%, 2/11/21	110	115
6.00%, 8/7/19	565	627
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	315	343
7.50%, 2/15/19	110	128
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	110	114
HBOS PLC
6.75%, 5/21/18 (b)	340	328
HCP, Inc.,
5.38%, 2/1/21	50	52
5.63%, 5/1/17	100	109
HSBC Holdings PLC
5.10%, 4/5/21	295	303
ING Bank N.V.
4.00%, 3/15/16 (b)	200	203
Intesa Sanpaolo SpA
6.50%, 2/24/21 (b)	100	104
JPMorgan Chase & Co.,
4.95%, 3/25/20	80	83
6.30%, 4/23/19	25	28
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	50	50
Nationwide Building Society
6.25%, 2/25/20 (b)	345	359
Nationwide Financial Services
5.38%, 3/25/21 (b)	75	75
Nordea Bank AB
4.88%, 5/13/21 (b)	200	192
Pacific LifeCorp
6.00%, 2/10/20 (b)	125	134
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	120	129
PNC Funding Corp.
6.70%, 6/10/19 (e)	90	106
Principal Financial Group, Inc.
8.88%, 5/15/19	100	127
Prudential Financial, Inc.,

	Face
	Amount	Value
	(000)	(000)
4.75%, 9/17/15	$80	$86
7.38%, 6/15/19	170	202
Reinsurance Group of America, Inc.
6.45%, 11/15/19	135	147
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	295	306
Santander Holdings USA, Inc.
4.63%, 4/19/16	40	40
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	200	194
Societe Generale
5.20%, 4/15/21 (b)	200	197
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	112
UnitedHealth Group, Inc.
6.63%, 11/15/37	195	217
US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	940	957
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	125	122
WEA Finance LLC
4.63%, 5/10/21 (b)	150	146
Wells Fargo & Co.
5.63%, 12/11/17	240	265
		10,554
Industrials (12.1%)
Agilent Technologies, Inc.
5.50%, 9/14/15	120	133
Albemarle Corp.
4.50%, 12/15/20 (e)	110	111
Altria Group, Inc.,
4.13%, 9/11/15	50	53
9.25%, 8/6/19	125	163
Anglo American Capital PLC
9.38%, 4/8/19 (b)	200	263
ArcelorMittal
9.85%, 6/1/19	100	127
AT&T, Inc.
6.15%, 9/15/34	200	208
BAA Funding Ltd.
4.88%, 7/15/21 (b)	170	166
Barrick North America Finance LLC
4.40%, 5/30/21 (b)	95	95
BAT International Finance PLC
9.50%, 11/15/18 (b)	165	221
Best Buy Co., Inc.
3.75%, 3/15/16	165	166
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	85	104
Comcast Corp.,
5.15%, 3/1/20 (e)	75	81
5.70%, 5/15/18	50	56
ConAgra Foods, Inc.
8.25%, 9/15/30	140	167

	Face
	Amount	Value
	(000)	(000)
COX Communications, Inc.
8.38%, 3/1/39 (b)	$25	$33
CRH America, Inc.
6.00%, 9/30/16	135	148
CVS Pass-Through Trust
6.04%, 12/10/28	341	363
Daimler Finance North America LLC,
7.30%, 1/15/12	95	98
8.50%, 1/18/31	55	75
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	205	235
Delhaize Group SA
5.70%, 10/1/40	106	99
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	86
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
5.88%, 10/1/19	150	167
Fiserv, Inc.
3.13%, 6/15/16	120	119
Georgia-Pacific LLC
5.40%, 11/1/20 (b)	90	92
Gilead Sciences, Inc.
4.50%, 4/1/21	140	140
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	100	101
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	105	119
Hess Corp.
6.00%, 1/15/40	175	182
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	85	91
Home Depot, Inc.
5.88%, 12/16/36	190	195
International Paper Co.
7.50%, 8/15/21	105	123
KLA-Tencor Corp.
6.90%, 5/1/18	145	164
Kraft Foods, Inc.
5.38%, 2/10/20	195	214
L-3 Communications Corp.
4.75%, 7/15/20	135	134
Marathon Petroleum Corp.
5.13%, 3/1/21 (b)	70	72
Mosaic Co. (The)
7.63%, 12/1/16 (b)	60	64
NBC Universal Media LLC
5.15%, 4/30/20 (b)	140	148
News America, Inc.
7.85%, 3/1/39	100	120
Omnicom Group, Inc.
4.45%, 8/15/20	70	70
Petrobras International Finance Co.
5.75%, 1/20/20	175	188
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	110	114
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	150	154

	Face Amount (000)	Value (000)
Quest Diagnostics, Inc.
6.95%, 7/1/37	$95	$106
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	50	66
Southern Copper Corp.,
5.38%, 4/16/20	20	21
6.75%, 4/16/40	50	49
Teck Resources, Ltd.,
4.75%, 1/15/22	85	85
6.25%, 7/15/41	100	101
Telecom Italia Capital SA,
7.00%, 6/4/18	85	93
7.18%, 6/18/19	35	39
Telefonica Europe BV
8.25%, 9/15/30 (e)	195	233
Telstra Corp. Ltd.
4.80%, 10/12/21 (b)	100	100
Time Warner Cable, Inc.,
6.75%, 6/15/39	40	44
8.75%, 2/14/19	55	70
Time Warner, Inc.,
4.70%, 1/15/21	100	101
5.88%, 11/15/16	75	86
Vale Overseas Ltd.,
5.63%, 9/15/19	110	118
6.88%, 11/10/39	20	22
Verizon Communications, Inc.,
4.60%, 4/1/21	30	31
8.95%, 3/1/39	50	71
Viacom, Inc.
6.88%, 4/30/36	130	146
Vivendi SA
6.63%, 4/4/18 (b)	120	136
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	85	85
Woolworths Ltd.
4.00%, 9/22/20 (b)	125	122
WPP Finance UK
8.00%, 9/15/14	100	117
		8,064
Utilities (2.9%)
EDF SA
4.60%, 1/27/20 (b)	80	83
Enel Finance International N.V.
5.13%, 10/7/19 (b)	275	278
Energy Transfer Partners LP
9.00%, 4/15/19	125	156
Enterprise Products Operating LLC,
5.25%, 1/31/20	50	53
6.50%, 1/31/19	160	184
Exelon Generation Co. LLC
6.25%, 10/1/39	315	319
FirstEnergy Solutions Corp.
6.05%, 8/15/21	225	243

	Face Amount (000)	Value (000)
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	$175	$173
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	160	178
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	171
8.75%, 5/1/19	65	82
		1,920
		20,538
Municipal Bonds (1.7%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	100	101
City of Chicago
6.40%, 1/1/40	40	42
City of New York,
Series G-1
5.97%, 3/1/36	85	90
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	135
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	90	89
6.66%, 4/1/57	155	147
New York City Transitional Finance Authority
5.27%, 5/1/27	80	83
North Carolina State Education Assistance Authority
1.21%, 1/26/26 (c)	225	222
State of California, General Obligation Bonds
5.95%, 4/1/16	175	196
		1,105
Sovereign (0.9%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)(e)	100	110
Export - Import Bank of Korea
4.13%, 9/9/15	100	105
Federative Republic of Brazil
6.00%, 1/17/17	190	222
Korea Development Bank
4.38%, 8/10/15	130	137
		574
U.S. Agency Securities (2.2%)
Federal National Mortgage Association,
1.25%, 8/20/13	100	101
2.38%, 4/11/16	200	204
5.38%, 6/12/17	700	816
6.63%, 11/15/30 (e)	250	317
		1,438
U.S. Treasury Securities (19.5%)
U.S. Treasury Bonds,
3.50%, 2/15/39	400	344

	Face Amount (000)	Value (000)
4.25%, 5/15/39 (e)	$1,070	$1,050
5.50%, 8/15/28 (e)	850	1,009
7.50%, 11/15/24	1,940	2,732
U.S. Treasury Notes,
1.25%, 8/31/15 (e)	1,170	1,165
1.75%, 4/15/13	1,000	1,024
1.75%, 7/31/15 (e)	4,900	4,984
2.38%, 2/28/15	700	731
		13,039
Total Fixed Income Securities (Cost $65,466)		67,254

	Shares
Short-Term Investments (22.5%)
Securities held as Collateral on Loaned Securities (10.7%)
Investment Company (8.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	5,750,124	5,750

	Face Amount (000)
Repurchase Agreements (2.1%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $82; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $84)	$82	82
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $1,304; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $1,330)	1,304	1,304
		1,386
Total Securities held as Collateral on Loaned Securities (Cost $7,136)		7,136

	Shares
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	2,058,904	2,059

	Face Amount (000)
U.S. Treasury Securities (8.7%)
U.S. Treasury Bills,
0.05%, 9/22/11 (h)(i)(j)	$978	978
0.05%, 11/10/11 (h)	1,900	1,900

	Face Amount (000)	Value (000)
0.07%, 7/14/11 (e)(h)	$2,950	$2,950
		5,828
Total Short-Term Investments (Cost $15,023)		15,023
Total Investments (123.3%) (Cost $80,489) Including $12,690 of Securities Loaned +		82,277
Liabilities in Excess of Other Assets (-23.3%)		(15,529)
Net Assets (100.0%)		$66,748

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.
(d)

For the nine months ended June 30, 2011, the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $444,000, including net realized gains of approximately $182,000.

(e)

The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $12,690,000 and $12,971,000, respectively. The Portfolio received cash collateral of approximately $7,136,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $5,835,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the nine months ended June 30, 2011, the proceeds from sales of Citigroup, Inc., Corporate Bonds, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $190,000, including net realized gains of approximately $19,000.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Rate shown is the yield to maturity at June 30, 2011.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	All or a portion of the security was pledged as collateral for swap agreements.
+

At June 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $80,489,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,788,000 of which approximately $2,257,000 related to appreciated securities and approximately $469,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2011.
IO	Interest Only.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	9	$1,974	Sep-11	$1
U.S. Treasury Ultra Long Bond	4	505	Sep-11	(11)

Short:
90 Day Euro $	3	(740)	Mar-13	(8)
90 Day Euro $	3	(738)	Jun-13	(8)
90 Day Euro $	3	(736)	Sep-13	(8)
90 Day Euro $	3	(734)	Dec-13	(8)
U.S. Treasury 5 yr. Note	6	(715)	Sep-11	6
U.S. Treasury 10 yr. Note	23	(2,814)	Sep-11	9
U.S. Treasury 30 yr. Bond	9	(1,107)	Sep-11	9
				$(18)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)

Credit Suisse	3 Month LIBOR	Receive	0.80%	10/28/13	$6,870	$(2)
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	2,880	(56)
						$(58)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)

Barclays Capital	$1,457	3 Month LIBOR	Receive	11/15/19	$(105)	$(243)
Barclays Capital	1,726	3 Month LIBOR	Pay	11/15/19	59	38
JPMorgan Chase	2,088	3 Month LIBOR	Receive	11/15/21	(152)	(333)
						$(538)

LIBOR —   London Interbank Offered Rate.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$262	$—	$262
Agency Bond - Banking (FDIC Guaranteed)	—	1,503	—	1,503
Agency Fixed Rate Mortgages	—	16,509	—	16,509
Asset-Backed Securities	—	3,823	—	3,823
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,355	—	5,355
Commercial Mortgage Backed Securities	—	3,108	—	3,108
Corporate Bonds	—	20,538	—	20,538
Municipal Bonds	—	1,105	—	1,105
Sovereign	—	574	—	574
U.S. Agency Securities	—	1,438	—	1,438
U.S. Treasury Securities	—	13,039	—	13,039
Total Fixed Income Securities	—	67,254	—	67,254
Short-Term Investments
Investment Company	7,809	—	—	7,809
Repurchase Agreements	—	1,386	—	1,386
U.S. Treasury Securities	—	5,828	—	5,828
Total Short-Term Investments	7,809	7,214	—	15,023
Futures Contracts	25	—	—	25
Zero Coupon Swap Agreements	—	38	—	38
Total Assets	7,834	74,506	—	82,340
Liabilities:
Futures Contracts	(43)	—	—	(43)
Interest Rate Swap Agreements	—	(58)	—	(58)
Zero Coupon Swap Agreements	—	(576)	—	(576)
Total Liabilities	(43)	(634)	—	(677)
Total	$7,791	$73,872	$—	$81,663

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mortgages - Other (000)

Beginning Balance	$—	@
Net purchases (sales)	(—	)@
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—	@
Realized gains (losses)	—	@
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—

@    Value is less than $500.

Limited Access

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2011 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.4%)
Agency Adjustable Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation,
IO REMIC
5.95%, 7/15/37	$3,761	$548
Federal National Mortgage Association,
Conventional Pools:
2.48%, 5/1/35	2,100	2,207
		2,755
Agency Fixed Rate Mortgages (25.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12.00%, 2/1/15	1	1
13.00%, 6/1/19	1	1
Gold Pools:
5.00%, 10/1/35	446	475
5.50%, 5/1/37	204	221
6.00%, 2/1/32 — 10/1/38	3,263	3,592
6.50%, 3/1/16 — 8/1/33	520	591
7.00%, 6/1/28 — 11/1/31	157	182
7.50%, 5/1/16 — 5/1/35	524	611
8.00%, 8/1/32	246	294
8.50%, 8/1/31	311	379
Federal National Mortgage Association,
Conventional Pools:
4.50%, 7/1/40	4,685	4,856
5.00%, 1/1/37 — 3/1/39	3,141	3,345
5.50%, 6/1/35 — 5/1/39	11,741	12,767
6.00%, 10/1/31 — 10/1/38	1,233	1,360
6.50%, 11/1/23 — 12/1/36	6,671	7,593
7.00%, 11/1/13 — 1/1/34	927	1,067
7.50%, 8/1/37	756	887
8.00%, 2/1/12 — 4/1/33	593	697
8.50%, 1/1/15 — 10/1/32	558	659
9.50%, 4/1/30	876	1,062
11.25%, 8/1/13	2	2
12.00%, 11/1/15	30	35
12.50%, 9/1/15	6	7
July TBA:
4.00%, 7/25/41 (a)	3,700	3,701
4.50%, 7/25/41 (a)	20,700	21,421
6.00%, 7/25/41 (a)	2,800	3,076
Government National Mortgage Association,
IO REMIC
5.00%, 2/16/41	1,029	268
July TBA:
3.50%, 7/25/41 (a)	3,125	3,033
Various Pools:
4.50%, 8/15/39 — 5/15/40	3,518	3,723
		75,906

	Face
	Amount	Value
	(000)	(000)
Asset-Backed Securities (3.3%)
Ally Master Owner Trust
3.47%, 4/15/15 (b)	$578	$597
ARI Fleet Lease Trust
1.64%, 8/15/18 (b)(c)	451	454
CLI Funding LLC
4.50%, 3/18/26 (b)	1,321	1,326
Contimortgage Home Equity Trust
8.10%, 8/15/25	44	44
FUEL Trust
4.21%, 4/15/16 (b)	860	864
Mid-State Trust
8.33%, 4/1/30	39	40
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	1,075	1,077
SLM Student Loan Trust
4.37%, 4/17/28 (b)	825	856
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	750	750
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	1,766	1,835
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	1,950	1,960
		9,803
Collateralized Mortgage Obligations - Agency Collateral Series (8.4%)
Federal Home Loan Mortgage Corporation,
REMIC
22.14%, 5/15/41 (c) (l)	1,713	1,892
IO
0.84%, 1/25/21 (c)	10,193	457
5.76%, 6/15/41	14,600	1,753
IO REMIC
5.00%, 12/15/20	3,621	392
5.76%, 6/15/41 (c)	31,400	3,768
5.78%, 6/15/40 (c)	4,470	684
6.28%, 6/15/40 (c)	15,215	2,925
IO STRIPS
7.50%, 12/1/29	104	22
8.00%, 1/1/28 — 6/1/31	842	189
PAC REMIC
9.50%, 4/15/20	2	2
10.00%, 6/15/20	1	2
Federal National Mortgage Association,
REMIC
63.21%, 9/25/20 (c) (l)	13	28
IO
6.20%, 9/25/20 (c)	10,228	2,352
IO PAC REMIC
8.00%, 9/18/27	468	113
IO REMIC
5.00%, 8/25/37	3,582	376
5.71%, 7/25/41 (c)	11,100	1,375
6.00%, 7/25/33	915	177
6.51%, 2/25/24 (c)	4,061	456
IO STRIPS

	Face
	Amount	Value
	(000)	(000)

6.50%, 9/1/29 — 12/1/29	$2,066	$435
8.00%, 4/1/24 — 6/1/30	1,508	317
8.50%, 10/1/25	147	36
9.00%, 11/1/26	137	30
REMIC
7.00%, 9/25/32	1,015	1,169
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	17,479	568
4.50%, 6/20/39	2,890	632
5.25%, 6/20/41 (c)	4,500	697
6.06%, 10/20/37 (c)	4,512	466
6.39%, 6/20/40 (c)	4,136	726
6.41%, 9/20/40 (c)	3,263	630
6.41%, 4/16/41 (c)	7,615	1,772
6.48%, 4/16/41 (c)	4,286	719
		25,160
Commercial Mortgage Backed Securities (4.3%)
Banc of America Commercial Mortgage, Inc.
5.83%, 4/10/49 (c)	795	755
Bear Stearns Commercial Mortgage Securities,
5.36%, 2/11/44	700	660
5.47%, 1/12/45 (c)	1,526	1,682
Citigroup Commercial Mortgage Trust
5.89%, 12/10/49 (c)(d)	1,285	1,258
DBUBS Mortgage Trust
5.45%, 5/10/21 (b)(c)	325	303
Greenwich Capital Commercial Funding Corp.,
5.48%, 3/10/39	1,290	1,252
5.87%, 12/10/49 (c)	2,185	2,003
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.80%, 7/15/46 (b)	775	746
5.93%, 2/12/49 (c)	725	705
6.10%, 2/12/51 (c)	540	532
6.26%, 2/15/51 (c)	730	719
LB-UBS Commercial Mortgage Trust,
5.28%, 2/15/41 (c)	1,600	1,497
6.37%, 9/15/45 (c)	835	823
		12,935
Corporate Bonds (36.7%)
Finance (15.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	290	288
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	439	447
Aegon N.V.
4.63%, 12/1/15	830	880
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (e)	496	553
American International Group, Inc.
6.40%, 12/15/20	850	917
Banco Bradesco SA
4.13%, 5/16/16 (b)(e)	775	784

	Face
	Amount	Value
	(000)	(000)
Banco Votorantim SA
5.25%, 2/11/16 (b)	$700	$713
Bank of America Corp.
5.63%, 7/1/20	360	372
Barclays Bank PLC
6.05%, 12/4/17 (b)	600	636
BBVA Bancomer SA
4.50%, 3/10/16 (b)	1,000	1,022
BBVA US Senior SAU
3.25%, 5/16/14	400	396
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	1,090	1,296
BNP Paribas SA
5.00%, 1/15/21 (e)	895	902
Brandywine Operating Partnership
4.95%, 4/15/18	750	761
Brookfield Asset Management, Inc.
5.80%, 4/25/17	300	323
Capital One Bank, USA NA
8.80%, 7/15/19	555	682
Citigroup, Inc.,
8.50%, 5/22/19 (d)	704	874
5.88%, 5/29/37 (d)	1,089	1,083
CNA Financial Corp.
5.75%, 8/15/21	315	326
Credit Suisse
6.00%, 2/15/18	369	399
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)(e)	600	607
Digital Realty Trust LP
4.50%, 7/15/15	400	417
Discover Bank/Greenwood
7.00%, 4/15/20	575	640
Farmers Insurance Exchange
8.63%, 5/1/24 (b)	845	1,017
Fifth Third Bancorp
3.63%, 1/25/16	425	429
General Electric Capital Corp.,
5.30%, 2/11/21	630	657
6.00%, 8/7/19	1,694	1,879
Genworth Financial, Inc.
7.20%, 2/15/21 (e)	625	627
Goldman Sachs Group, Inc. (The)
6.15%, 4/1/18	1,910	2,082
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	850	874
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	666
HBOS PLC
6.75%, 5/21/18 (b)	1,388	1,338
HCP, Inc.,
5.38%, 2/1/21	300	310
5.63%, 5/1/17	425	462
Health Care REIT, Inc.,
4.75%, 7/15/27	520	588
6.13%, 4/15/20	415	445

	Face
	Amount	Value
	(000)	(000)
HSBC Holdings PLC
5.10%, 4/5/21	$1,625	$1,668
ING Bank N.V.
4.00%, 3/15/16 (b)	595	603
Intesa Sanpaolo SpA
6.50%, 2/24/21 (b)(e)	440	460
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	575	577
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	494
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	588	591
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	908	1,006
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	225	225
Nationwide Building Society
6.25%, 2/25/20 (b)	1,195	1,245
Nationwide Financial Services
5.38%, 3/25/21 (b)	450	453
Nordea Bank AB
4.88%, 5/13/21 (b)	765	736
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	791	852
Principal Financial Group, Inc.
8.88%, 5/15/19	658	838
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	553
Regions Financial Corp.
5.75%, 6/15/15	545	537
Reinsurance Group of America, Inc.
6.45%, 11/15/19	824	896
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	1,455	1,511
Santander Holdings USA, Inc.
4.63%, 4/19/16	250	252
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	1,200	1,162
SLM Corp.,
MTN
6.25%, 1/25/16	580	602
Societe Generale
5.20%, 4/15/21 (b)	455	448
Standard Chartered Bank
6.40%, 9/26/17 (b)	790	881
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	925	905
Vornado Realty LP
3.88%, 4/15/25	507	575
WEA Finance LLC
4.63%, 5/10/21 (b)	650	632
Wells Fargo & Co.
3.68%, 6/15/16	585	602

	Face
	Amount	Value
	(000)	(000)
Wells Operating Partnership II LP
5.88%, 4/1/18 (b)	$800	$826
		46,822
Industrials (18.7%)
Alpha Natural Resources, Inc.,
6.00%, 6/1/19	100	100
6.25%, 6/1/21	280	283
Altria Group, Inc.,
4.13%, 9/11/15	45	48
9.25%, 8/6/19	687	897
Amgen, Inc.,
Series B
0.38%, 2/1/13	571	576
ArcelorMittal
9.85%, 6/1/19	666	846
Archer-Daniels-Midland Co.
0.88%, 2/15/14 (e)	535	567
AT&T, Inc.
6.15%, 9/15/34	590	613
BAA Funding Ltd.
4.88%, 7/15/21 (b)	750	734
Barrick North America Finance LLC
4.40%, 5/30/21 (b)	430	429
BAT International Finance PLC
9.50%, 11/15/18 (b)	930	1,246
Best Buy Co., Inc.
3.75%, 3/15/16	920	925
Bombardier, Inc.
7.75%, 3/15/20 (b)	575	650
Boston Scientific Corp.
6.00%, 1/15/20	980	1,063
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	566	691
CBS Corp.
8.88%, 5/15/19	500	638
CF Industries, Inc.
6.88%, 5/1/18	1,075	1,221
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (b)(e)	760	750
Cliffs Natural Resources, Inc.
4.88%, 4/1/21	640	643
Comcast Corp.,
5.15%, 3/1/20 (e)	555	599
5.70%, 5/15/18	98	109
ConAgra Foods, Inc.,
7.00%, 10/1/28	150	158
8.25%, 9/15/30	540	643
Concho Resources, Inc.
7.00%, 1/15/21	115	119
Constellation Brands, Inc.
7.25%, 9/1/16	370	406
Continental Resources, Inc.
7.13%, 4/1/21	575	609
Cooper US, Inc.
5.25%, 11/15/12	846	896

	Face Amount (000)	Value (000)
Corning, Inc.
7.25%, 8/15/36	$270	$315
COX Communications, Inc.
8.38%, 3/1/39 (b)	164	215
CRH America, Inc.
6.00%, 9/30/16	580	637
CVS Pass-Through Trust
6.04%, 12/10/28	1,495	1,591
Daimler Finance North America LLC,
7.30%, 1/15/12	622	644
8.50%, 1/18/31	224	304
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	520	595
Delhaize Group SA
5.70%, 10/1/40	758	708
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19	483	537
7.63%, 5/15/16	332	362
DISH DBS Corp.
7.13%, 2/1/16	580	615
Expedia, Inc.
5.95%, 8/15/20	235	230
Fiserv, Inc.
3.13%, 6/15/16	535	533
FMG Resources August 2006 Pty Ltd.,
6.38%, 2/1/16 (b)	380	381
6.88%, 2/1/18 (b)	140	143
Frontier Communications Corp.
8.50%, 4/15/20	750	821
Gap, Inc. (The)
5.95%, 4/12/21	645	621
Gazprom OAO Via Gaz Capital SA
6.51%, 3/7/22 (b)	340	361
Georgia-Pacific LLC,
7.75%, 11/15/29	385	444
8.88%, 5/15/31	480	608
Goldcorp, Inc.
2.00%, 8/1/14 (e)	485	610
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	735	741
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	713
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	483	517
Home Depot, Inc.
5.88%, 12/16/36	793	814
Hyatt Hotels Corp.
6.88%, 8/15/19 (b)	545	609
Ingram Micro, Inc.
5.25%, 9/1/17	295	310
International Game Technology
3.25%, 5/1/14 (e)	492	589
International Paper Co.
7.50%, 8/15/21	465	545
JC Penney Co., Inc.
5.65%, 6/1/20	310	308

	Face Amount (000)	Value (000)
JC Penney Corp., Inc.
6.38%, 10/15/36	$647	$582
KLA-Tencor Corp.
6.90%, 5/1/18	659	745
Kraft Foods, Inc.
7.00%, 8/11/37	170	199
Lafarge SA
5.85%, 7/9/15 (b)	765	819
Medtronic, Inc.,
Series B
1.63%, 4/15/13	563	578
Microsoft Corp.
Zero Coupon, 6/15/13 (b)(e)	534	549
Molson Coors Brewing Co.
2.50%, 7/30/13 (e)	497	548
Mosaic Co. (The)
7.63%, 12/1/16 (b)	335	356
NBC Universal Media LLC
5.15%, 4/30/20 (b)	915	968
News America, Inc.
7.85%, 3/1/39	440	528
Omnicom Group, Inc.
4.45%, 8/15/20	470	467
Petrobras International Finance Co.
5.75%, 1/20/20	625	670
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	625	642
QEP Resources, Inc.
6.88%, 3/1/21	385	408
Quest Diagnostics, Inc.
6.95%, 7/1/37	400	445
Qwest Corp.,
6.50%, 6/1/17	570	621
8.38%, 5/1/16	400	474
RadioShack Corp.
2.50%, 8/1/13 (b)(e)	563	565
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12	488	600
Sable International Finance Ltd.
7.75%, 2/15/17 (b)	1,255	1,268
SBA Telecommunications, Inc.
8.25%, 8/15/19	685	736
Southern Copper Corp.,
5.38%, 4/16/20	140	144
6.75%, 4/16/40	310	303
Symantec Corp.,
Series B
1.00%, 6/15/13 (e)	488	595
Tech Data Corp.
2.75%, 12/15/26	529	553
Teck Resources, Ltd.,
4.75%, 1/15/22	380	382
6.25%, 7/15/41	435	441
Telecom Italia Capital SA,
7.00%, 6/4/18	310	340
7.18%, 6/18/19	230	254

	Face Amount (000)	Value (000)
Telefonica Europe BV
8.25%, 9/15/30	$811	$971
Time Warner Cable, Inc.
8.75%, 2/14/19	520	664
Time Warner, Inc.,
4.70%, 1/15/21	200	203
5.88%, 11/15/16	170	195
7.70%, 5/1/32	66	80
Vale Overseas Ltd.,
5.63%, 9/15/19	694	744
6.88%, 11/10/39	104	114
Verisk Analytics, Inc.
5.80%, 5/1/21	825	877
Vivendi SA
6.63%, 4/4/18 (b)	758	859
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC
7.75%, 9/15/18 (b)	800	811
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	392
WPP Finance UK
8.00%, 9/15/14	864	1,014
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	350	382
		55,966
Utilities (2.4%)
Enel Finance International N.V.
5.13%, 10/7/19 (b)	655	663
Energy Transfer Partners LP
9.00%, 4/15/19	875	1,089
Enterprise Products Operating LLC
5.20%, 9/1/20	635	671
EQT Corp.
8.13%, 6/1/19	400	490
Exelon Generation Co. LLC
6.25%, 10/1/39	795	806
FirstEnergy Solutions Corp.
6.05%, 8/15/21	869	937
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	1,125	1,111
NRG Energy, Inc.
8.50%, 6/15/19	665	692
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	614	656
		7,115
		109,903
Mortgages - Other (9.0%)
American Express Co.
9.63%, 12/1/12 (f)(g)	1	—	@
American Home Mortgage Investment Trust
0.37%, 12/25/46 (c)	1,201	727
Banc of America Alternative Loan Trust,
5.25%, 1/25/21	1,128	1,078
5.86%, 10/25/36 (c)	1,259	876

	Face Amount (000)	Value (000)
5.91%, 10/25/36 (c)	$1,700	$1,202
6.00%, 4/25/36	985	937
Banc of America Funding Corp.
0.56%, 8/25/36 (c)	933	842
Chase Mortgage Finance Corp.,
5.50%, 11/25/35	1,085	1,033
6.00%, 11/25/36	1,320	1,142
Chaseflex Trust
6.00%, 2/25/37	1,766	1,256
Countrywide Alternative Loan Trust
0.54%, 9/25/35 (c)	1,669	1,070
Countrywide Home Loan Mortgage Pass Through Trust
0.49%, 4/25/46 (c)	2,726	803
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	1,508	1,401
6.25%, 8/25/36	1,368	1,065
GMAC Mortgage Corp. Loan Trust
4.25%, 7/25/40 (b)	503	506
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	1,607	1,382
GSR Mortgage Loan Trust
6.00%, 2/25/36	1,039	984
JP Morgan Mortgage Trust,
6.00%, 6/25/37	964	880
6.25%, 7/25/36	1,700	1,650
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	2,697	2,550
6.50%, 9/25/37	2,298	1,838
Luminent Mortgage Trust
0.33%, 1/25/37 (c)	846	534
Mastr Adjustable Rate Mortgages Trust
1.22%, 4/25/46 (c)	511	7
Structured Asset Mortgage Investments, Inc.
0.42%, 8/25/36 (c)	2,750	795
WaMu Mortgage Pass Through Certificates,
1.05%, 5/25/47 (c)	1,315	883
1.26%, 7/25/46 (c)	2,220	1,400
		26,841
Municipal Bonds (1.8%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	665	672
City of Chicago
6.40%, 1/1/40	255	267
City of New York,
Series G-1
5.97%, 3/1/36	545	577
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	877	912
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	563	554
6.66%, 4/1/57	1,076	1,022
New York City Transitional Finance Authority
5.27%, 5/1/27	540	560

	Face Amount (000)	Value (000)
State of California, General Obligation Bonds
5.95%, 4/1/16	$830	$930
		5,494
Sovereign (2.6%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	775	855
Export - Import Bank of Korea
4.13%, 9/9/15	600	628
Federative Republic of Brazil
6.00%, 1/17/17	1,096	1,283
Ireland Government Bond
5.40%, 3/13/25	1,034	929
Korea Development Bank
4.38%, 8/10/15	875	919
Mexican Bonos
8.00%, 6/11/20	13,020	1,196
Russian Foreign Bond - Eurobond
7.85%, 3/10/18 (b)	35,000	1,316
State of Qatar
4.00%, 1/20/15 (b)	645	677
		7,803
U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19	3,500	3,710
6.75%, 3/15/31	470	604
Federal National Mortgage Association
4.38%, 10/15/15	700	776
		5,090
U.S. Treasury Security (4.4%)
U.S. Treasury Bond
7.50%, 11/15/24	9,300	13,098
Total Fixed Income Securities (Cost $294,294)		294,788

Shares
Short-Term Investments (11.5%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	3,232,122	3,232

Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $46; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $47)	$46	46

	Face Amount (000)	Value (000)
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $733; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $747)	$733	$733
		779
Total Securities held as Collateral on Loaned Securities (Cost $4,011)		4,011

Shares
Investment Company (8.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	26,358,258	26,358

	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill
0.05%, 9/22/11 (i)(j)(k)	$4,242	4,242
Total Short-Term Investments (Cost $34,611)		34,611
Total Investments (109.9%) (Cost $328,905) Including $3,935 of Securities Loaned +		329,399
Liabilities in Excess of Other Assets (-9.9%)		(29,736)
Net Assets (100.0%)		$299,663

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.
(d)

For the nine months ended June 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bonds, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $1,305,000 and $3,859,000, respectively, including net realized gains of approximately $780,000.

(e)

The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $3,935,000 and $4,011,000, respectively. The Portfolio received cash collateral of approximately $4,011,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Security has been deemed illiquid at June 30, 2011.
(g)

At June 30, 2011, the Portfolio held less than $500 of a fair valued security, representing less than 0.01% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(i)	Rate shown is the yield to maturity at June 30, 2011.
(j)	All or a portion of the security was pledged as collateral for swap agreements.
(k)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(l)	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2011.
+

At June 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $328,905,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $494,000 of which approximately $10,689,000 related to appreciated securities and approximately $10,195,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	JPY	80,000	$994	7/15/11	USD	982	$982	$(12)
Bank of America NA	USD	1,209	1,209	7/15/11	KRW	1,308,800	1,225	16
Bank of America NA	USD	1,216	1,216	7/15/11	SGD	1,500	1,222	6
UBS AG	CHF	1,870	2,224	7/15/11	USD	2,225	2,225	1
UBS AG	EUR	1,286	1,863	7/15/11	USD	1,853	1,853	(10)
UBS AG	JPY	82,764	1,028	7/15/11	USD	1,016	1,016	(12)
UBS AG	USD	1,222	1,222	7/15/11	CLP	571,000	1,220	(2)
UBS AG	USD	1,988	1,988	7/15/11	NOK	10,750	1,992	4
UBS AG	USD	2,068	2,068	7/15/11	SEK	12,800	2,022	(46)
			$13,812				$13,757	$(55)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	95	$20,838	Sep-11	$— @
U.S. Treasury 5 yr. Note	163	19,429	Sep-11	(83)
U.S. Treasury 30 yr. Bond	5	615	Sep-11	(16)
U.S. Treasury Ultra Long Bond	87	10,984	Sep-11	(226)

Short:
90 Day Euro $	21	(5,180)	Mar-13	(55)
90 Day Euro $	21	(5,167)	Jun-13	(56)
90 Day Euro $	21	(5,153)	Sep-13	(56)
90 Day Euro $	21	(5,139)	Dec-13	(55)
German Euro Bund	7	(1,274)	Sep-11	1
U.S. Treasury 10 yr. Note	150	(18,349)	Sep-11	(17)
				$(563)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	0.80%	10/28/13		$39,890	$(13)
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	15,536	96
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15		11,200	56
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17		$16,715	(322)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	18,197	(183)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		13,120	(100)
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	12,810	128
Goldman Sachs	6 Month LIBOR	Pay	4.85	4/1/21		4,795	29
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41		2,960	(137)
Goldman Sachs	6 Month LIBOR	Receive	4.13	4/1/41		1,110	(32)
							$(478)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$4,230	3 Month LIBOR	Receive	11/15/19	$(304)	$(705)
Barclays Capital	5,654	3 Month LIBOR	Receive	11/15/21	(419)	(953)
						$(1,658)

@		Face Amount/Value is less than $500.
CDOR	—	Canadian Dealer Offered Rate.

LIBOR	—	London Interbank Offered Rate.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,755	$—		$2,755
Agency Fixed Rate Mortgages	—	75,906	—		75,906
Asset-Backed Securities	—	9,803	—		9,803
Collateralized Mortgage Obligations - Agency Collateral Series	—	25,160	—		25,160
Commercial Mortgage Backed Securities	—	12,935	—		12,935
Corporate Bonds	—	109,903	—		109,903
Mortgages - Other	—	26,841	—	@	26,841
Municipal Bonds	—	5,494	—		5,494
Sovereign	—	7,803	—		7,803
U.S. Agency Securities	—	5,090	—		5,090
U.S. Treasury Security	—	13,098	—		13,098
Total Fixed Income Securities	—	294,788	—	@	294,788
Short-Term Investments
Investment Company	29,590	—	—		29,590
Repurchase Agreements	—	779	—		779
U.S. Treasury Security	—	4,242	—		4,242
Total Short-Term Investments	29,590	5,021	—		34,611
Foreign Currency Exchange Contracts	—	27	—		27
Futures Contracts	1	—	—		1
Interest Rate Swap Agreements	—	309	—		309
Total Assets	29,591	300,145	—	@	329,736
Liabilities:
Foreign Currency Exchange Contracts	—	(82)	—		(82)
Futures Contracts	(564)	—	—		(564)
Interest Rate Swap Agreements	—	(787)	—		(787
Zero Coupon Swap Agreements	—	(1,658)	—		(1,658)
Total Liabilities	(564)	(2,527)	—		(3,091)
Total	$29,027	$297,618	$—	@	$326,645

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mortgages - Other (000)
Beginning Balance	$—	@
Purchases	—
Sales	(4)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—	@
Realized gains (losses)	4
Ending Balance	$—	@

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—	@

@    Face Amount/Value is less than $500.

Limited Access

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2011 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (100.5%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
IO REMIC
5.95%, 7/15/37	$763		$111
Federal National Mortgage Association,
Conventional Pools:
6.04%, 10/25/40	172		191
Government National Mortgage Association,
Various Pools:
3.38%, 5/20/25	—	@	—	@
			302
Agency Fixed Rate Mortgages (27.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
5.00%, 10/1/35 – 6/1/40	930		990
6.00%, 2/1/32 – 10/1/38	746		821
6.50%, 7/1/25 – 3/1/32	106		120
7.50%, 5/1/16 – 5/1/35	158		179
8.00%, 8/1/32	49		58
8.50%, 8/1/31	51		61
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	1,972		2,109
5.50%, 8/1/35 – 1/1/37	2,985		3,246
6.00%, 10/1/31 – 7/1/37	656		723
6.50%, 6/1/26 – 2/1/39	584		667
7.00%, 10/1/28 – 6/1/32	87		100
7.50%, 8/1/37	130		152
8.00%, 2/1/12 – 4/1/33	97		114
8.50%, 10/1/32	97		114
11.25%, 8/1/13	3		3
July TBA:
4.50%, 7/25/41 (a)	4,940		5,112
5.50%, 7/25/41 (a)	1,000		1,081
6.00%, 7/25/41 (a)	800		879
Government National Mortgage Association,
IO REMIC
5.00%, 2/16/41	196		51
July TBA:
3.50%, 7/25/41 (a)	790		767
4.00%, 7/25/41 (a)	975		993
Various Pools:
4.50%, 4/15/39 – 5/15/40	2,339		2,477
			20,817
Asset-Backed Securities (5.6%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	250		257
ARI Fleet Lease Trust
1.64%, 8/15/18 (b)(c)	79		80
Brazos Higher Education Authority
1.10%, 7/25/29 (c)	375		371
CarMax Auto Owner Trust
1.29%, 9/15/15	250		251

	Face
	Amount	Value
	(000)	(000)
CLI Funding LLC
4.50%, 3/18/26 (b)	$245	$246
Discover Card Master Trust
0.54%, 8/15/16 (c)	325	326
Enterprise Fleet Financing LLC
1.43%, 10/20/16 (b)	225	225
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	200	203
FUEL Trust
4.21%, 4/15/16 (b)	200	201
Great America Leasing Receivables
1.69%, 2/15/14 (b)	325	328
Louisiana Public Facilities Authority
1.21%, 4/26/27 (c)	350	345
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	300	299
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (b)	400	402
MMCA Automobile Trust
1.22%, 1/15/15 (b)	250	251
Panhandle-Plains Higher Education Authority, Inc.
1.21%, 7/1/24 (c)	125	124
Residential Asset Securities Corp.
0.30%, 4/25/37 (c)	26	26
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	250	250
		4,185
Collateralized Mortgage Obligations - Agency Collateral Series (8.2%)
Federal Home Loan Mortgage Corporation,
3.15%, 2/25/18	250	250
REMIC
22.14%, 5/15/41 (c) (j)	440	487
IO
0.84%, 1/25/21 (c)	2,598	116
5.76%, 6/15/41	3,600	432
IO REMIC
5.00%, 12/15/20	922	100
5.76%, 6/15/41 (c)	7,800	936
5.78%, 6/15/40 (c)	894	137
6.28%, 6/15/40 (c)	2,767	532
IO STRIPS
8.00%, 1/1/28	34	7
PAC REMIC
10.00%, 6/15/20	3	4
Federal National Mortgage Association,
3.76%, 6/25/21	120	118
IO
6.20%, 9/25/20 (c)	1,986	456
IO REMIC
5.71%, 7/25/41 (c)	2,800	347
6.51%, 2/25/24 (c)	669	75
REMIC
7.00%, 9/25/32	202	232
Government National Mortgage Association,
IO

	Face
	Amount	Value
	(000)	(000)
6.36%, 12/20/40	$2,867	$520
IO REMIC
0.85%, 8/20/58 (c)	3,339	108
4.50%, 6/20/39	797	174
5.25%, 6/20/41 (c)	1,193	185
6.06%, 10/20/37 (c)	1,132	117
6.39%, 6/20/40 (c)	940	165
6.41%, 9/20/40 (c)	767	148
6.41%, 4/16/41 (c)	1,483	345
6.48%, 4/16/41 (c)	1,072	180
		6,171
Commercial Mortgage Backed Securities (4.6%)
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49 (d)	340	369
5.92%, 3/15/49 (c)(d)	493	544
DBUBS Mortgage Trust,
4.54%, 5/10/21 (b)(c)	425	424
5.00%, 11/10/46 (b)	300	311
5.47%, 11/10/46 (b)(c)	210	218
GS Mortgage Securities Corp. II,
5.36%, 3/10/44 (b)(c)	200	200
5.55%, 4/10/38 (c)	230	250
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.39%, 7/15/46 (b)	400	393
4.72%, 2/16/46 (b)	380	385
WF-RBS Commercial Mortgage Trust
4.87%, 2/15/44 (b)(c)	370	380
		3,474
Corporate Bonds (30.1%)
Finance (15.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	70	70
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	146	149
Aegon N.V.
4.63%, 12/1/15	200	212
American International Group, Inc.
6.40%, 12/15/20	225	243
Banco Bradesco SA
4.13%, 5/16/16 (b)(e)	200	202
Bank of America Corp.,
5.63%, 7/1/20	45	47
5.75%, 12/1/17	465	495
Barclays Bank PLC,
6.05%, 12/4/17 (b)	115	122
6.75%, 5/22/19 (e)	106	119
BBVA US Senior SAU
3.25%, 5/16/14	200	198
Bear Stearns Cos. LLC (The)
6.40%, 10/2/17	285	326
BNP Paribas SA
5.00%, 1/15/21 (e)	225	227

	Face
	Amount	Value
	(000)	(000)
Boston Properties LP
5.88%, 10/15/19	$30	$33
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	70	75
7.13%, 6/15/12	230	242
Capital One Bank, USA NA
8.80%, 7/15/19	285	350
Citigroup, Inc.,
6.13%, 11/21/17 (d)	390	431
8.50%, 5/22/19 (d)	76	94
Credit Agricole SA
3.50%, 4/13/15 (b)	320	321
Credit Suisse
6.00%, 2/15/18	61	66
Credit Suisse AG
5.40%, 1/14/20	175	177
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)(e)	125	127
Digital Realty Trust LP
5.25%, 3/15/21	200	199
Farmers Exchange Capital
7.05%, 7/15/28 (b)	425	439
Fifth Third Bancorp
3.63%, 1/25/16	80	81
General Electric Capital Corp.,
5.30%, 2/11/21	120	125
5.63%, 5/1/18	410	449
6.00%, 8/7/19	231	256
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	550	599
7.50%, 2/15/19	120	140
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	125	129
HBOS PLC
6.75%, 5/21/18 (b)	357	344
HCP, Inc.,
5.38%, 2/1/21	50	52
5.63%, 5/1/17	125	136
HSBC Holdings PLC
5.10%, 4/5/21	155	159
ING Bank N.V.
4.00%, 3/15/16 (b)	200	203
Intesa Sanpaolo SpA
6.50%, 2/24/21 (b)	110	115
JPMorgan Chase & Co.
4.95%, 3/25/20	70	72
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	67	74
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	70	70
Nationwide Building Society
6.25%, 2/25/20 (b)	385	401
Nationwide Financial Services
5.38%, 3/25/21 (b)	100	101
Nordea Bank AB
4.88%, 5/13/21 (b)	200	192

	Face Amount (000)	Value (000)
Pacific LifeCorp
6.00%, 2/10/20 (b)	$150	$161
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	134	144
PNC Funding Corp.
5.13%, 2/8/20	110	118
Principal Financial Group, Inc.
8.88%, 5/15/19	167	213
Prudential Financial, Inc.,
4.75%, 9/17/15	194	209
7.38%, 6/15/19	100	119
Reinsurance Group of America, Inc.
6.45%, 11/15/19	136	148
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	325	338
Santander Holdings USA, Inc.
4.63%, 4/19/16	55	55
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	200	194
Societe Generale
5.20%, 4/15/21 (b)	200	197
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	111
UnitedHealth Group, Inc.
6.63%, 11/15/37	225	250
US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	421	429
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	150	147
WEA Finance LLC
4.63%, 5/10/21 (b)	175	170
		11,665
Industrials (11.4%)
Agilent Technologies, Inc.
5.50%, 9/14/15	126	140
Albemarle Corp.
4.50%, 12/15/20 (e)	125	127
Altria Group, Inc.,
4.13%, 9/11/15	115	122
9.25%, 8/6/19	88	115
Anglo American Capital PLC
9.38%, 4/8/19 (b)(e)	210	277
ArcelorMittal
9.85%, 6/1/19	109	138
AT&T, Inc.,
6.30%, 1/15/38	80	85
6.55%, 2/15/39	100	110
BAA Funding Ltd.
4.88%, 7/15/21 (b)	190	186
Barrick North America Finance LLC
4.40%, 5/30/21 (b)	110	110
BAT International Finance PLC
9.50%, 11/15/18 (b)	190	254

	Face
	Amount	Value
	(000)	(000)
Best Buy Co., Inc.
3.75%, 3/15/16	$180	$181
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	99	121
Comcast Corp.,
5.15%, 3/1/20 (e)	110	119
5.70%, 5/15/18	32	36
Cooper US, Inc.
5.25%, 11/15/12	139	147
COX Communications, Inc.
8.38%, 3/1/39 (b)	36	47
CRH America, Inc.
6.00%, 9/30/16	150	165
CVS Pass-Through Trust,
6.04%, 12/10/28	199	211
8.35%, 7/10/31 (b)	145	178
Daimler Finance North America LLC,
7.30%, 1/15/12	163	169
8.50%, 1/18/31	71	96
Darden Restaurants, Inc.
6.20%, 10/15/17	235	269
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19	122	135
7.63%, 5/15/16	18	20
Fiserv, Inc.
3.13%, 6/15/16	130	129
Georgia-Pacific LLC
5.40%, 11/1/20 (b)	95	97
Gilead Sciences, Inc.
4.50%, 4/1/21	155	156
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	125	126
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	115	130
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	82	88
Home Depot, Inc.
5.88%, 12/16/36	197	202
International Paper Co.
7.50%, 8/15/21	115	135
KLA-Tencor Corp.
6.90%, 5/1/18	116	131
Kraft Foods, Inc.
5.38%, 2/10/20	220	241
L-3 Communications Corp.
4.75%, 7/15/20	145	144
Marathon Petroleum Corp.
5.13%, 3/1/21 (b)	75	77
Mosaic Co. (The)
7.63%, 12/1/16 (b)	65	69
NBC Universal Media LLC
5.15%, 4/30/20 (b)	150	159
News America, Inc.
7.85%, 3/1/39	218	262
Omnicom Group, Inc.
4.45%, 8/15/20	75	74

	Face
	Amount	Value
	(000)	(000)
Petrobras International Finance Co.
5.75%, 1/20/20	$180	$193
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	75	78
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	150	154
Quest Diagnostics, Inc.
6.95%, 7/1/37	105	117
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	56	74
Southern Copper Corp.,
5.38%, 4/16/20	20	21
6.75%, 4/16/40	55	54
Teck Resources, Ltd.,
4.75%, 1/15/22	95	95
6.25%, 7/15/41	110	111
Telecom Italia Capital SA,
7.00%, 6/4/18	17	19
7.18%, 6/18/19	119	132
Telefonica Europe BV
8.25%, 9/15/30 (e)	184	220
Telstra Corp. Ltd.
4.80%, 10/12/21 (b)	120	121
Time Warner Cable, Inc.,
6.75%, 6/15/39	80	88
8.25%, 4/1/19	34	42
Time Warner, Inc.
7.70%, 5/1/32	119	144
Vale Overseas Ltd.,
5.63%, 9/15/19	116	124
6.88%, 11/10/39	21	23
Verizon Communications, Inc.,
4.60%, 4/1/21	170	176
6.35%, 4/1/19	125	145
Viacom, Inc.
6.88%, 4/30/36	126	141
Vivendi SA
6.63%, 4/4/18 (b)	102	115
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	100	100
Woolworths Ltd.
4.00%, 9/22/20 (b)	140	137
WPP Finance UK
8.00%, 9/15/14	136	160
		8,562
Utilities (3.1%)
EDF SA
4.60%, 1/27/20 (b)	90	94
Enel Finance International N.V.
5.13%, 10/7/19 (b)	300	304
Energy Transfer Partners LP
9.00%, 4/15/19	150	187
Enterprise Products Operating LLC
6.50%, 1/31/19	269	308

	Face
	Amount	Value
	(000)	(000)
Exelon Generation Co. LLC
6.25%, 10/1/39	$350	$355
FirstEnergy Solutions Corp.
6.05%, 8/15/21	221	238
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	175	173
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	300	335
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36 (e)	306	327
		2,321
		22,548
Municipal Bonds (1.8%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	110	111
City of Chicago
6.40%, 1/1/40	40	42
City of New York,
Series G-1
5.97%, 3/1/36	95	101
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	231	240
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	95	94
6.66%, 4/1/57	175	166
New York City Transitional Finance Authority
5.27%, 5/1/27	90	93
North Carolina State Education Assistance Authority
1.21%, 1/26/26 (c)	250	247
State of California, General Obligation Bonds
5.95%, 4/1/16	195	218
		1,312
Sovereign (1.0%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)(e)	125	138
Export - Import Bank of Korea
4.13%, 9/9/15	100	105
Federative Republic of Brazil
6.00%, 1/17/17	289	338
Korea Development Bank
4.38%, 8/10/15	140	147
		728
U.S. Agency Securities (4.7%)
Federal Home Loan Mortgage Corporation
2.88%, 2/9/15 (e)	300	316
Federal National Mortgage Association,
2.50%, 5/15/14 (e)	1,360	1,421
5.38%, 6/12/17	1,530	1,783
		3,520

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (16.3%)
U.S. Treasury Bonds,
3.50%, 2/15/39	$200	$172
4.38%, 11/15/39	1,770	1,771
4.63%, 2/15/40	550	574
7.50%, 11/15/24	2,775	3,908
U.S. Treasury Notes,
0.63%, 2/28/13	1,670	1,677
0.63%, 4/30/13 (e)	1,160	1,164
1.25%, 8/31/15 (e)	2,950	2,937
		12,203
Total Fixed Income Securities (Cost $72,842)		75,260

	Shares
Short-Term Investments (20.0%)
Securities held as Collateral on Loaned Securities (5.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	3,267,226	3,267

	Face
	Amount
	(000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (0.01%, dated 6/30/11, due 7/1/11; proceeds $47; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 11/15/19; valued at $48)	$47	47
Nomura Holdings, Inc., (0.09%, dated 6/30/11, due 7/1/11; proceeds $741; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 8/1/36 - 9/1/40; valued at $755)	741	741
		788
Total Securities held as Collateral on Loaned Securities (Cost $4,055)		4,055

	Shares
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	5,278,373	5,278

	Face
	Amount
	(000)
U.S. Treasury Securities (7.6%)
U.S. Treasury Bills,
0.03%, 11/3/11 (g)	$1,475	$1,475
0.05%, 9/22/11 (g)(h)(i)	$795	795

	Face
	Amount	Value
	(000)	(000)
0.05%, 11/17/11 (g)	3,400	3,399
		5,669
Total Short-Term Investments (Cost $15,002)		15,002
Total Investments (120.5%) (Cost $87,844) Including $6,910 of Securities Loaned +		90,262
Liabilities in Excess of Other Assets (-20.5%)		(15,369)
Net Assets (100.0%)		$74,893

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.
(d)

For the nine months ended June 30, 2011, the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bonds, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $730,000, including net realized gains of approximately $230,000.

(e)

The value of loaned securities and related collateral outstanding at June 30, 2011 were approximately $6,910,000 and $7,060,000, respectively. The Portfolio received cash collateral of approximately $4,055,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,005,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(g)	Rate shown is the yield to maturity at June 30, 2011.
(h)	All or a portion of the security was pledged as collateral for swap agreements.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2011.
+

At June 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $87,844,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,418,000 of which approximately $2,784,000 related to appreciated securities and approximately $366,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	9	$1,073	Sep-11	$(8)
U.S. Treasury 30 yr. Bond	4	492	Sep-11	(10)
Short:
90 Day Euro $	3	(740)	Mar-13	(8)
90 Day Euro $	3	(738)	Jun-13	(8)
90 Day Euro $	3	(736)	Sep-13	(8)
90 Day Euro $	3	(734)	Dec-13	(8)
U.S. Treasury 2 yr. Note	2	(439)	Sep-11	— @
U.S. Treasury 10 yr. Note	35	(4,281)	Sep-11	24
				$(26)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	0.80%	10/28/13	$7,740	$(3)
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	3,240	(62)
						$(65)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$2,605	3 Month LIBOR	Receive	11/15/19	$(187)	$(434)
JP Morgan Chase	686	3 Month LIBOR	Receive	5/15/21	(51)	(122)
						$(556)

@	Face Amount/Value is less than $500.
LIBOR —	London Interbank Offered Rate.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$302	$—	$302
Agency Fixed Rate Mortgages	—	20,817	—	20,817
Asset-Backed Securities	—	4,185	—	4,185
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,171	—	6,171
Commercial Mortgage Backed Securities	—	3,474	—	3,474
Corporate Bonds	—	22,548	—	22,548
Municipal Bonds	—	1,312	—	1,312
Sovereign	—	728	—	728
U.S. Agency Securities	—	3,520	—	3,520
U.S. Treasury Securities	—	12,203	—	12,203
Total Fixed Income Securities	—	75,260	—	75,260
Short-Term Investments
Investment Company	8,545	—	—	8,545
Repurchase Agreements	—	788	—	788
U.S. Treasury Securities	—	5,669	—	5,669
Total Short-Term Investments	8,545	6,457	—	15,002
Futures Contracts	24	—	—	24
Total Assets	8,569	81,717	—	90,286
Liabilities:
Futures Contracts	(50)	—	—	(50)
Interest Rate Swap Agreements	—	(65)	—	(65)
Zero Coupon Swap Agreements	—	(556)	—	(556)
Total Liabilities	(50)	(621)	—	(671)
Total	$8,519	$81,096	$—	$89,615

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.8%)
Agency Adjustable Rate Mortgages (0.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
5.47%, 1/1/38	$325	$348
Federal National Mortgage Association,
Conventional Pools:
2.48%, 5/1/35	915	961
		1,309
Agency Bond - Banking (FDIC Guaranteed) (1.3%)
FDIC Structured Sale Guaranteed Notes
Zero Coupon, 10/25/11 (a)	2,300	2,299

Agency Fixed Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 — 11/1/29	19	22
7.50%, 11/1/19	2	3
12.00%, 6/1/15	6	6
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 — 10/1/32	1,213	1,383
7.00%, 7/1/29 — 12/1/33	66	76
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	48	54
		1,544
Asset-Backed Securities (24.2%)
Ally Master Owner Trust,
1.94%, 1/15/15 (a)(b)	275	280
2.15%, 1/15/16	700	710
2.88%, 4/15/15 (a)	650	669
American Express Credit Account Master Trust
1.44%, 3/15/17 (b)	2,325	2,397
ARI Fleet Lease Trust
1.64%, 8/15/18 (a)(b)	386	388
Bank of America Auto Trust
2.13%, 9/15/13 (a)	894	899
BMW Floorplan Master Owner Trust
1.34%, 9/15/14 (a)(b)	2,600	2,625
Capital One Multi-Asset Execution Trust
0.27%, 9/15/15 (b)	1,355	1,354
Chase Issuance Trust
1.74%, 4/15/14 (b)	1,600	1,619
Chesapeake Funding LLC
2.19%, 12/15/20 (a)(b)	609	612
CIT Equipment Collateral
1.51%, 5/15/12 (a)	430	431
Citibank Credit Card Issuance Trust
2.25%, 12/23/14 (c)	1,950	1,997
CNH Equipment Trust,
1.17%, 5/15/15	1,725	1,731
1.54%, 7/15/14	1,414	1,422
Discover Card Master Trust
1.49%, 12/15/14 (b)	3,000	3,036

	Face Amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust,
1.74%, 9/15/14 (b)	$2,600	$2,636
4.20%, 2/15/17 (a)	1,150	1,239
GE Capital Credit Card Master Note Trust
2.29%, 4/15/15 (b)	3,850	3,902
GE Equipment Midticket LLC
0.94%, 7/14/14 (a)	1,200	1,202
Harley-Davidson Motorcycle Trust,
1.16%, 2/15/15	1,825	1,830
1.74%, 9/15/13	966	971
1.87%, 2/15/14	1,276	1,281
Huntington Auto Trust
3.94%, 6/17/13 (a)	844	851
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (a)	1,525	1,520
MMAF Equipment Finance LLC
2.37%, 11/15/13 (a)	1,177	1,187
MMCA Automobile Trust
1.39%, 1/15/14 (a)	1,648	1,655
Navistar Financial Corp. Owner Trust
1.47%, 10/18/12 (a)	1,277	1,279
Nissan Auto Lease Trust
1.12%, 12/15/13	1,625	1,633
Nissan Master Owner Trust Receivables
1.34%, 1/15/15 (a)(b)	625	632
Panhandle-Plains Higher Education Authority, Inc.
1.21%, 7/1/24 (b)	275	272
Volvo Financial Equipment LLC
1.06%, 6/15/12 (a)	801	802
Wheels SPV LLC
1.74%, 3/15/18 (a)(b)	529	532
		43,594
Collateralized Mortgage Obligation - Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	2,043	2,359

Commercial Mortgage Backed Security (0.4%)
Wachovia Bank Commercial Mortgage Trust
5.51%, 7/15/41 (b)	665	717

Corporate Bonds (55.8%)
Finance (29.2%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	285	283
Abbey National Treasury Services PLC,
2.88%, 4/25/14	615	618
3.88%, 11/10/14 (a)	1,850	1,885
Aflac, Inc.
3.45%, 8/15/15	325	332
American Express Co.
7.25%, 5/20/14	1,680	1,923
American International Group, Inc.
3.65%, 1/15/14	745	760

	Face Amount (000)	Value (000)
Banco Bradesco SA
4.13%, 5/16/16 (a)	$660	$667
Bank One Corp.
5.25%, 1/30/13	1,450	1,536
Barclays Bank PLC
2.50%, 1/23/13	1,030	1,049
BBVA Bancomer SA
4.50%, 3/10/16 (a)	955	977
BBVA US Senior SAU
3.25%, 5/16/14	700	693
BP Capital Markets PLC
3.88%, 3/10/15	595	627
Canadian Imperial Bank of Commerce
1.45%, 9/13/13	1,130	1,135
Capital One Financial Corp.
7.38%, 5/23/14	875	1,000
Cie de Financement Foncier
2.25%, 3/7/14 (a)	1,400	1,416
Citigroup, Inc.
4.59%, 12/15/15 (d)	1,385	1,458
Commonwealth Bank of Australia
2.75%, 10/15/12 (a)	2,400	2,454
Credit Suisse
5.50%, 5/1/14	840	923
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,121
Fifth Third Bancorp
3.63%, 1/25/16	395	399
General Electric Capital Corp.
2.95%, 5/9/16	2,790	2,809
Genworth Life Institutional Funding Trust
5.88%, 5/3/13 (a)	865	913
Goldman Sachs Group, Inc. (The)
3.70%, 8/1/15	1,250	1,274
HCP, Inc.
2.70%, 2/1/14	575	584
HSBC Finance Corp.,
6.38%, 10/15/11	285	290
7.00%, 5/15/12	700	737
Intesa Sanpaolo SpA
3.63%, 8/12/15 (a)	550	536
Jefferies Group, Inc.
3.88%, 11/9/15	250	254
JPMorgan Chase & Co.
3.15%, 7/5/16	1,025	1,032
Macquarie Group Ltd.
7.30%, 8/1/14 (a)	720	806
MBNA Corp.
6.13%, 3/1/13	610	653
Merrill Lynch & Co., Inc.
6.15%, 4/25/13	1,500	1,611
Metropolitan Life Global Funding I
2.00%, 1/10/14 (a)	950	956
Monumental Global Funding III
5.25%, 1/15/14 (a)	1,115	1,188
Nationwide Building Society
4.65%, 2/25/15 (a)	840	871

	Face Amount (000)	Value (000)
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (a)	$90	$92
Nordea Bank AB
2.50%, 11/13/12 (a)	1,135	1,157
Northern Trust Corp.
5.50%, 8/15/13	1,060	1,161
Principal Financial Group, Inc.
7.88%, 5/15/14	816	945
Prudential Financial, Inc.
4.75%, 9/17/15	930	1,002
Royal Bank of Scotland PLC (The),
2.63%, 5/11/12 (a)	5,230	5,330
4.88%, 3/16/15	955	992
Societe Generale SA
3.10%, 9/14/15 (a)	320	317
Standard Chartered PLC
3.85%, 4/27/15 (a)	940	974
Svenska Handelsbanken AB
2.88%, 9/14/12 (a)	1,060	1,083
TD Ameritrade Holding Corp.
2.95%, 12/1/12	1,200	1,228
UBS AG
3.88%, 1/15/15	1,140	1,191
Wells Fargo & Co.
3.68%, 6/15/16	1,350	1,388
		52,630
Industrials (21.1%)
Agilent Technologies, Inc.
4.45%, 9/14/12	1,325	1,373
Altria Group, Inc.
4.13%, 9/11/15	750	795
Anglo American Capital PLC
9.38%, 4/8/14 (a)	1,100	1,316
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	377
5.38%, 11/15/14	785	877
Applied Materials, Inc.
2.65%, 6/15/16	455	457
ArcelorMittal
9.00%, 2/15/15	610	729
AT&T, Inc.
4.95%, 1/15/13	2,510	2,662
Bacardi Ltd.
7.45%, 4/1/14 (a)	835	962
Barrick Gold Corp.
1.75%, 5/30/14 (a)	660	662
Best Buy Co., Inc.
3.75%, 3/15/16	875	880
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	895
Comcast Corp.
6.50%, 1/15/15	870	996
COX Communications, Inc.
4.63%, 6/1/13	690	733

	Face Amount (000)	Value (000)
CVS Caremark Corp.
5.75%, 8/15/11	$635	$639
Daimler Finance North America LLC
7.30%, 1/15/12	1,290	1,335
Danaher Corp.
1.30%, 6/23/14	255	255
Delhaize Group SA
5.88%, 2/1/14	1,025	1,125
Devon Financing Corp. ULC
6.88%, 9/30/11	1,400	1,421
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	761
Dow Chemical Co. (The)
5.90%, 2/15/15	1,105	1,242
EOG Co. of Canada
7.00%, 12/1/11 (a)	1,325	1,360
Harley-Davidson Funding Corp.
5.25%, 12/15/12 (a)	820	859
Home Depot, Inc.
5.40%, 3/1/16	630	705
Kraft Foods, Inc.
6.75%, 2/19/14	875	992
Kroger Co. (The)
7.50%, 1/15/14	725	829
Marathon Petroleum Corp.
3.50%, 3/1/16 (a)	1,070	1,098
Marriott International, Inc.
4.63%, 6/15/12	1,300	1,340
McKesson Corp.
3.25%, 3/1/16	1,070	1,104
NBC Universal Media LLC
2.10%, 4/1/14 (a)	835	847
Potash Corp. of Saskatchewan, Inc.
5.25%, 5/15/14	1,105	1,215
Quest Diagnostics, Inc.
3.20%, 4/1/16	925	946
Telecom Italia Capital SA
5.25%, 11/15/13	1,055	1,108
Texas Instruments, Inc.
1.38%, 5/15/14	955	960
Thermo Fisher Scientific, Inc.
3.25%, 11/20/14	690	728
Time Warner Cable, Inc.
8.25%, 2/14/14	700	815
Viacom, Inc.
4.38%, 9/15/14	1,100	1,182
Vodafone Group PLC
5.00%, 12/16/13	1,060	1,154
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	397
		38,131
Multimedia (0.5%)
News America, Inc.
5.30%, 12/15/14	755	842

	Face Amount (000)	Value (000)
Utilities (5.0%)
Commonwealth Edison Co.
1.63%, 1/15/14	$400	$403
Dominion Resources, Inc.
5.70%, 9/17/12	1,275	1,348
EDF SA
5.50%, 1/26/14 (a)	1,105	1,215
Enel Finance International N.V.
3.88%, 10/7/14 (a)	1,115	1,152
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	811
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	883
Plains All American Pipeline L.P. / PAA Finance Corp.
4.25%, 9/1/12	1,140	1,179
Sempra Energy
2.00%, 3/15/14	915	924
Spectra Energy Capital LLC
5.90%, 9/15/13	965	1,049
		8,964
		100,567
Mortgage - Other (0.4%)
FDIC Structured Sale Guaranteed Notes
0.74%, 2/25/48 (a)(b)	701	703

Municipal Bonds (0.9%)
North Carolina State Education Assistance Authority,
0.82%, 1/25/21 (b)	1,025	1,023
1.14%, 7/25/25	625	610
		1,633
Non-U.S. Government - Guaranteed (6.4%)
Commonwealth Bank of Australia
2.50%, 12/10/12 (a)	2,300	2,359
Swedbank AB
2.90%, 1/14/13 (a)	5,900	6,107
Westpac Securities NZ Ltd.
2.50%, 5/25/12 (a)	3,020	3,070
		11,536
U.S. Treasury Security (5.5%)
U.S. Treasury Bond
7.50%, 11/15/24	7,030	9,901
Total Fixed Income Securities (Cost $172,502)		176,162

	Face Amount (000)	Value (000
Short-Term Investments (3.6%)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill
0.05%, 9/22/11 (e)(f)(g)	$2,607	$2,607

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	3,929,497	3,929
Total Short-Term Investments (Cost $6,536)		6,536
Total Investments (101.4%) (Cost $179,038) +		182,698
Liabilities in Excess of Other Assets (-1.4%)		(2,504)
Net Assets (100.0%)		$180,194

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.
(c)	For the nine months ended June 30, 2011, there were no transactions in Citigroup, Inc., Asset Backed Security, an affiliate of the Investment Adviser, Administrator and Distributor.
(d)

For the nine months ended June 30, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $1,434,000 and $2,003,000, respectively, including net realized gains of approximately $74,000.

(e)	Rate shown is the yield to maturity at June 30, 2011.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	All or a portion of the security was pledged as collateral for swap agreements.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At June 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $179,038,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,660,000 of which approximately $3,779,000 related to appreciated securities and approximately $119,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	45	$5,505	Sep-11	$(2)

Short:
U.S. Treasury 2 yr. Note	145	(31,805)	Sep-11	— @
U.S. Treasury 5 yr. Note	65	(7,748)	Sep-11	(42)
U.S. Treasury 30 yr. Bond	1	(123)	Sep-11	1
				$(43)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	0.80%	10/28/13	$18,775	$(6)
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	7,870	(152)
						$(158)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$3,918	3 Month LIBOR	Receive	11/15/19	$(281)	$(653)
Deutsche Bank	4,696	3 Month LIBOR	Pay	11/15/21	170	18
Deutsche Bank	4,009	3 Month LIBOR	Receive	11/15/21	(280)	(546)
JPMorgan Chase	186	3 Month LIBOR	Receive	11/15/19	(13)	(28)
JPMorgan Chase	4,419	3 Month LIBOR	Receive	11/15/20	(328)	(780)
						$(1,989)

@	Value is less than $500.
LIBOR —	London Interbank Offered Rate

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,309	$—	$1,309
Agency Bond - Banking (FDIC Guaranteed)	—	2,299	—	2,299
Agency Fixed Rate Mortgages	—	1,544	—	1,544
Asset-Backed Securities	—	43,594	—	43,594
Collateralized Mortgage Obligation - Agency Collateral Series	—	2,359	—	2,359
Commercial Mortgage Backed Security	—	717	—	717
Corporate Bonds	—	100,567	—	100,567
Mortgage - Other	—	703	—	703
Municipal Bonds	—	1,633	—	1,633
Non-U.S. Government - Guaranteed	—	11,536	—	11,536
U.S. Treasury Security	—	9,901	—	9,901
Total Fixed Income Securities	—	176,162	—	176,162
Short-Term Investments
U.S. Treasury Security	—	2,607	—	2,607
Investment Company	3,929	—	—	3,929
Total Short-Term Investments	3,929	2,607	—	6,536
Futures Contracts	1	—	—	1
Zero Coupon Swap Agreements	—	18	—	18
Total Assets	3,930	178,787	—	182,717
Liabilities:
Futures Contracts	(44)	—	—	(44)
Interest Rate Swap Agreements	—	(158)	—	(158)
Zero Coupon Swap Agreements	—	(2,007)	—	(2,007)
Total Liabilities	(44)	(2,165)	—	(2,209)
Total	$3,886	$176,622	$—	$180,508

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2011 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.1%)
Corporate Bonds (52.0%)
Finance (13.8%)
ACE INA Holdings, Inc.
6.70%, 5/15/36	$40	$46
Aetna, Inc.
6.63%, 6/15/36	40	45
Aflac, Inc.
6.90%, 12/17/39	75	79
AIG SunAmerica Global Financing X
6.90%, 3/15/32 (a)	17	19
Allstate Corp. (The),
5.95%, 4/1/36	65	66
6.13%, 12/15/32	30	32
American Express Co.
8.13%, 5/20/19	45	57
Barclays Bank PLC
5.13%, 1/8/20	100	102
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	45	53
Chubb Corp.
6.50%, 5/15/38	30	33
Citigroup, Inc.,
5.85%, 12/11/34 (b)	225	223
6.88%, 3/5/38 (b)	30	33
Credit Suisse USA, Inc.
7.13%, 7/15/32	50	60
Farmers Exchange Capital
7.05%, 7/15/28 (a)	100	103
General Electric Capital Corp.,,
5.88%, 1/14/38	130	132
6.15%, 8/7/37	5	5
6.75%, 3/15/32	140	156
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	290	291
Hartford Financial Services Group, Inc.
6.63%, 3/30/40	75	77
HSBC Holdings PLC
6.50%, 5/2/36	235	243
JPMorgan Chase & Co.
6.40%, 5/15/38	55	62
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	55	55
Lincoln National Corp.
6.30%, 10/9/37	20	21
Lloyds TSB Bank PLC
5.80%, 1/13/20 (a)	100	100
Merrill Lynch & Co., Inc.
7.75%, 5/14/38	175	195
MetLife, Inc.,
5.70%, 6/15/35	95	96
10.75%, 8/1/69	30	42
Nationwide Building Society
6.25%, 2/25/20 (a)	100	104
Principal Financial Group, Inc.
6.05%, 10/15/36	70	73
Protective Life Corp.
8.45%, 10/15/39	50	55

	Face
	Amount	Value
	(000)	(000)
Prudential Financial, Inc.
6.63%, 12/1/37	$55	$59
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	81
6.88%, 2/15/38	50	57
WellPoint, Inc.,
5.95%, 12/15/34	15	16
6.38%, 6/15/37	65	71
		2,942
Industrials (28.0%)
Agrium, Inc.
7.13%, 5/23/36	55	63
Alcoa, Inc.
5.95%, 2/1/37	125	119
Altria Group, Inc.,
9.95%, 11/10/38	45	63
10.20%, 2/6/39	80	115
Anadarko Petroleum Corp.
6.20%, 3/15/40	100	102
ArcelorMittal
7.00%, 10/15/39	30	30
AT&T, Inc.,
5.35%, 9/1/40	265	252
6.30%, 1/15/38	30	32
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	50	53
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	40	49
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	55	60
CBS Corp.
7.88%, 7/30/30	35	42
Comcast Corp.
6.95%, 8/15/37	100	113
ConAgra Foods, Inc.
8.25%, 9/15/30	80	95
Corning, Inc.
7.25%, 8/15/36	85	99
COX Communications, Inc.
8.38%, 3/1/39 (a)	20	26
CSX Corp.
6.15%, 5/1/37	60	64
CVS Pass-Through Trust,
6.04%, 12/10/28	98	104
8.35%, 7/10/31 (a)	29	36
Daimler Finance North America LLC
8.50%, 1/18/31	65	88
Darden Restaurants, Inc.
6.80%, 10/15/37	50	56
Delhaize Group SA
5.70%, 10/1/40	85	79
Deutsche Telekom International Finance BV
8.75%, 6/15/30	85	113
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
6.35%, 3/15/40	40	42

	Face
	Amount	Value
	(000)	(000)
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38	$75	$95
Grupo Televisa SA
6.63%, 1/15/40	75	79
H.J. Heinz Finance Co.
6.75%, 3/15/32	45	51
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	40	45
Hess Corp.
7.13%, 3/15/33	55	66
Holcim Capital Corp. Ltd.
6.88%, 9/29/39 (a)	100	106
Home Depot, Inc.
5.88%, 12/16/36	140	144
International Paper Co.
7.30%, 11/15/39	95	104
JC Penney Corp., Inc.
7.40%, 4/1/37	50	49
KLA-Tencor Corp.
6.90%, 5/1/18	45	51
Kohl’s Corp.
6.88%, 12/15/37	55	64
Koninklijke KPN N.V.
8.38%, 10/1/30	25	32
Koninklijke Philips Electronics N.V.
6.88%, 3/11/38	70	81
Kraft Foods, Inc.
6.88%, 1/26/39	90	104
Kroger Co. (The)
6.90%, 4/15/38	80	93
Lorillard Tobacco Co.
8.13%, 5/1/40	45	50
Lowe’s Cos., Inc.
6.65%, 9/15/37	45	52
Meccanica Holdings USA
6.25%, 1/15/40 (a)	100	91
NBC Universal Media LLC
6.40%, 4/30/40 (a)	45	49
News America, Inc.,
6.40%, 12/15/35	160	168
6.65%, 11/15/37	15	16
Petro-Canada,
5.95%, 5/15/35	55	56
6.80%, 5/15/38	100	113
Petrobras International Finance Co.
6.88%, 1/20/40	95	102
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	85	88
Quest Diagnostics, Inc.,
5.75%, 1/30/40	30	30
6.95%, 7/1/37	80	89
Qwest Corp.
6.88%, 9/15/33	40	39
Ralcorp Holdings, Inc.
6.63%, 8/15/39	90	92
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	25	28

	Face
	Amount	Value
	(000)	(000)
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	$40	$49
Southern Copper Corp.
6.75%, 4/16/40	35	34
Talisman Energy, Inc.
6.25%, 2/1/38	45	47
Target Corp.
7.00%, 1/15/38	100	120
Telecom Italia Capital SA
7.20%, 7/18/36	105	99
Telefonica Europe BV
8.25%, 9/15/30	115	138
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	25	28
Time Warner Cable, Inc.
6.55%, 5/1/37	85	91
Time Warner, Inc.
7.70%, 5/1/32	195	236
Transocean, Inc.
6.80%, 3/15/38	80	86
Union Pacific Corp.
6.25%, 5/1/34	115	127
Vale Overseas Ltd.
6.88%, 11/21/36	50	54
Valero Energy Corp.,
6.63%, 6/15/37	65	68
9.38%, 3/15/19	40	51
Verizon Communications, Inc.,
5.85%, 9/15/35	120	124
8.95%, 3/1/39	115	163
Vivendi SA
6.63%, 4/4/18 (a)	40	45
Vodafone Group PLC
6.15%, 2/27/37	45	48
Wal-Mart Stores, Inc.
6.50%, 8/15/37	35	40
Waste Management, Inc.
6.13%, 11/30/39	95	100
Williams Cos., Inc. (The)
7.75%, 6/15/31	63	74
Xerox Corp.
5.63%, 12/15/19	20	22
		5,966
Utilities (10.2%)
Columbus Southern Power Co.
6.60%, 3/1/33	30	34
Constellation Energy Group, Inc.
7.60%, 4/1/32	75	88
Detroit Edison Co. (The)
6.35%, 10/15/32	60	67
E.ON International Finance BV
6.65%, 4/30/38 (a)	25	28
EDF SA
5.60%, 1/27/40 (a)	30	30

	Face
	Amount	Value
	(000)	(000)
Enbridge Energy Partners LP
7.50%, 4/15/38	$50	$60
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	91
Energy Transfer Partners LP,
7.50%, 7/1/38	60	68
9.00%, 4/15/19	40	50
Entergy Louisiana LLC
5.40%, 11/1/24	50	54
Enterprise Products Operating LLC
6.65%, 10/15/34	30	33
Exelon Generation Co. LLC
6.25%, 10/1/39	175	177
FirstEnergy Solutions Corp.
6.80%, 8/15/39	180	188
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	68
6.95%, 1/15/38	85	93
7.30%, 8/15/33	5	6
Nevada Power Co.
6.65%, 4/1/36	125	145
Nisource Finance Corp.
6.13%, 3/1/22	85	94
Ohio Edison Co.
6.88%, 7/15/36	65	71
Ohio Power Co.
6.60%, 2/15/33	110	124
Oncor Electric Delivery Co. LLC
7.50%, 9/1/38	25	31
Oneok Partners LP
6.85%, 10/15/37	75	84
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	40	42
6.70%, 5/15/36	75	80
PPL Electric Utilities Corp.
6.45%, 8/15/37	30	35
Sempra Energy
6.00%, 10/15/39	125	132
Spectra Energy Capital LLC
7.50%, 9/15/38	45	54
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	125	144
		2,171
		11,079
Municipal Bonds (6.9%)
American Municipal Power-Ohio Inc.
6.05%, 2/15/43	55	54
Bay Area Toll Authority
6.26%, 4/1/49	90	98
Chicago Board of Education
6.14%, 12/1/39	50	50
Chicago Illinois Transit Authority
6.20%, 12/1/40	85	86

	Face
	Amount	Value
	(000)	(000)
City of New York,
Series G-1
5.97%, 3/1/36	$40	$42
County of Clark N.V.
6.82%, 7/1/45	105	116
County of Cook
6.23%, 11/15/34	45	47
District of Columbia
5.59%, 12/1/34	65	68
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	70	73
Indianapolis Local Public Improvement Bond Bank
6.12%, 1/15/40	35	37
Los Angeles Unified School District/CA
6.76%, 7/1/34	45	51
Metropolitan Transportation Authority
6.67%, 11/15/39	70	76
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	65	64
6.66%, 4/1/57	25	24
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/40	35	38
New York City Municipal Water Finance Authority
5.72%, 6/15/42	30	31
New York City Transitional Finance Authority
5.27%, 5/1/27	40	41
North Texas Tollway Authority
6.72%, 1/1/49	90	99
San Diego County Water Authority
6.14%, 5/1/49	25	27
San Francisco City & County Public Utilities Commission
6.00%, 11/1/40	55	56
State of California
7.55%, 4/1/39	160	185
State of Illinois
6.63%, 2/1/35	50	51
State of Washington
5.09%, 8/1/33	65	66
		1,480
Sovereign (3.4%)
Federative Republic of Brazil
8.25%, 1/20/34	210	290
Italian Republic
5.38%, 6/15/33	55	54
Mexican Bonos
8.00%, 6/11/20	890	82
Mexico Government International Bond
6.05%, 1/11/40	165	176
Panama Government International Bond
9.38%, 4/1/29	43	64
Peruvian Government International Bond
8.75%, 11/21/33	35	48
		714

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Security (3.0%)
Federal Home Loan Mortgage Corporation
6.75%, 3/15/31	$500	$643

U.S. Treasury Securities (31.8%)
U.S. Treasury Bonds,
3.50%, 2/15/39	1,755	1,507
3.88%, 8/15/40	1,350	1,236
4.25%, 11/15/40	1,500	1,466
5.50%, 8/15/28	960	1,140
6.75%, 8/15/26	450	601
7.50%, 11/15/24	580	817
		6,767
Total Fixed Income Securities (Cost $19,520)		20,683

	Shares
Short-Term Investments (2.8%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	191,617	192

	Face
	Amount
	(000)
U.S. Treasury Security (1.9%)
U.S. Treasury Bill
0.05%, 9/22/11 (d)(e)(f)	$400	400
Total Short-Term Investments (Cost $592)		592
Total Investments (99.9%) (Cost $20,112) +		21,275
Other Assets in Excess of Liabilities (0.1%)		26
Net Assets (100.0%)		$21,301

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

For the nine months ended June 30, 2011, the proceeds from sales of Citigroup, Inc., Corporate Bonds, an affiliate of the Investment Adviser, Administrator and Distributor, was approximately $144,000, including net realized gains of approximately $31,000.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(d)	Rate shown is the yield to maturity at June 30, 2011.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	All or a portion of the security was pledged as collateral for swap agreements.
+

At June 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $20,112,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,163,000 of which approximately $1,232,000 related to appreciated securities and approximately $69,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

	Currency				In			Unrealized
	to				Exchange			Appreciation
	Deliver		Value	Settlement	For		Value	(Depreciation)
Counterparty	(000)		(000)	Date	(000)		(000)	(000)
UBS AG	USD	83	$83	7/15/11	CLP	39,000	$83	$ (—	)@
Bank of America, N.A.	USD	84	84	7/15/11	KRW	91,000	85	1
Bank of America, N.A.	USD	83	83	7/15/11	SGD	102	83	—	@
			$250				$251	$1

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	9	$1,073	Sep-11	$2
U.S. Treasury 10 yr. Note	2	245	Sep-11	(—	)@
U.S. Treasury 30 yr. Bond	10	1,230	Sep-11	(20)
Short:
U.S. Treasury 2 yr. Note	14	(3,071)	Sep-11	(6)
				$(24)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	0.80%	10/28/13		$2,915	$(1)
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	953	6
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15	686		3
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17		$1,220	(23)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	1,115	(11)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20	804		(6)
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	820	8
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41	190		(9)
							$(33)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$609	3 Month LIBOR	Receive	11/15/19	$(44)	$(102)
Barclays Capital	995	3 Month LIBOR	Pay	11/15/19	25	16
Deutsche Bank	370	3 Month LIBOR	Receive	11/15/21	(26)	(50)
JPMorgan Chase	256	3 Month LIBOR	Receive	11/15/21	(19)	(41)
						$(177)

@		Amount/Value is less than $500.
CDOR —		Canadian Dealer Offered Rate.
LIBOR —		London Interbank Offered Rate.
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
GBP	—	British Pound
KRW	—	South Korean Won
SGD	—	Singapore Dollar
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$11,079	$—	$11,079
Municipal Bonds	—	1,480	—	1,480
Sovereign	—	714	—	714
U.S. Agency Security	—	643	—	643
U.S. Treasury Securities	—	6,767	—	6,767
Total Fixed Income Securities	—	20,683	—	20,683
Short-Term Investments
Investment Company	192	—	—	192
U.S. Treasury Security	—	400	—	400
Total Short-Term Investments	192	400	—	592
Foreign Currency Exchange Contracts	—	1	—	1
Futures Contracts	2	—	—	2
Interest Rate Swap Agreements	—	17	—	17
Zero Coupon Swap Agreements	—	16	—	16
Total Assets	194	21,117	—	21,311
Liabilities:
Foreign Currency Exchange Contracts	—	(— )@	—	(— )@
Futures Contracts	(26)	—	—	(26)
Interest Rate Swap Agreements	—	(50)	—	(50)
Zero Coupon Swap Agreements	—	(193)	—	(193)
Total Liabilities	(26)	(243)	—	(269)
Total	$168	$20,874	$—	$21,042

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

@	Value is less than $500.

Notes to the Portfolios of Investments • June 30, 2011 (unaudited)

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

(for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 25, 2011